                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-04015
                                   ---------
                       Investment Company Act File Number

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                January 31, 2008
                                ----------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF JANUARY 31, 2008 PORTFOLIO OF INVESTMENTS (UNAUDITED)

SECURITY                                               SHARES            VALUE
-------------------------------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -- 97.3%

Argentina -- 1.4%
-------------------------------------------------------------------------------
Banco Macro SA (Class 'B' Shares) (ADR)                 13,150     $    311,787
BBVA Banco Frances SA (ADR)                             25,300          188,485
Cresud SA (ADR)                                         29,100          502,848
Grupo Financiero Galicia SA (Class 'B'
Shares) (ADR)(a)                                        41,300          262,668
IRSA Inversiones y Representaciones SA (GDR)(a)         14,500          186,905
Mercadolibre, Inc.(a)                                    6,100          225,883
Molinos Rio de la Plata SA (Class 'B' Shares)(a)         9,200           32,943
Petrobras Energia Participaciones SA (ADR)              51,800          622,636
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)        34,160          694,814
Tenaris SA (ADR)                                        49,800        1,991,502
Transportadora de Gas del Sur SA (ADR)(a)               29,000          159,500
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                                                                   $  5,179,971
-------------------------------------------------------------------------------

Botswana -- 0.0%
-------------------------------------------------------------------------------
Barclays Bank of Botswana                               45,000     $     50,101
-------------------------------------------------------------------------------
                                                                   $     50,101
-------------------------------------------------------------------------------

Brazil -- 6.0%
-------------------------------------------------------------------------------
AES Tiete SA                                         1,100,000     $     46,768
AES Tiete SA (PFD Shares)                            2,400,000           81,098
All America Latina Logistica (PFD Shares)                8,500           14,747
All America Latina Logistica (PFD Shares)               13,000          140,039
American Banknote SA                                     4,700           44,687
Anhanguera Educacional Participacoes SA(a)               4,800           70,756
Aracruz Celulose SA (PFD Shares)                        15,600          110,468
B2W Compania Global do Varejo                            3,970          140,699
Banco Bradesco SA                                       10,916          266,123
Banco Bradesco SA (PFD Shares)                          30,856          817,497
Banco do Brasil SA                                      11,800          195,685
Banco Itau Holding Financeira SA                         3,600           71,437
Banco Itau Holding Financeira SA (PFD Shares)           34,120          764,692
Banco Nossa Caixa SA                                     1,400           18,351
Bombril SA (PFD Shares)(a)                               3,200           20,574
BR Malls Participacoes SA(a)                             5,400           56,027
Bradespar SA                                             1,200           30,480
Bradespar SA (PFD Shares)                                9,500          203,594
Brasil Telecom Participacoes SA                          2,700           78,070
Brasil Telecom Participacoes SA (PFD Shares)            11,400          159,192
Brasil Telecom SA (PFD Shares)                           9,400           94,064
Braskem SA (PFD Shares)                                 11,460           84,465
Centrais Eletricas Brasileiras SA                       11,200          139,063
Centrais Eletricas Brasileiras SA (Class 'B'
Shares) (PFD Shares)                                    10,800          136,424
Centrais Eletricas de Santa Catarina SA
(PFD Shares)                                             1,500           32,699
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (PFD Shares)                                      6,560          120,875
Cia de Bebidas das Americas (PFD Shares)                13,947          976,559
Cia de Companhia de Concessoes Rodoviarias (CCR)         7,500          120,549
Cia de Saneamento Basico do Estado de Sao Paulo          5,320          112,083
Cia de Saneamento de Minas Gerais-Copasa MG              3,900           52,625
Cia de Tecidos Norte de Minas (PFD Shares)               8,000           36,285
Cia de Transmissao de Energia Eletrica Paulista
(PFD Shares)                                             3,000           73,069
Cia Energetica de Minas Gerais                           1,800           27,472
Cia Energetica de Minas Gerais (PFD Shares)             14,248          225,861
Cia Energetica de Sao Paulo (PFD Shares)(a)              7,100          183,156
Cia Paranaense de Energia-Copel (PFD Shares)             7,600          109,058
Cia Siderurgica Nacional SA (CSN)                       15,600          486,450
Cia Vale do Rio Doce                                    44,400        1,304,713
Cia Vale do Rio Doce (PFD Shares)                       59,540        1,511,286
Contax Participacoes SA (PFD Shares)                     1,910           53,820
Cosan SA Industria e Comercio                            4,400           68,577
CPFL Energia SA                                          6,400          109,799
Cyrela Brazil Realty SA                                 19,500          253,175
Cyrela Commercial Properties SA Empreendimentos
e Participacoes(a)                                       2,800           17,462
Datasul SA                                               5,800           48,668
Diagnosticos da America SA                               3,800           65,279
Duratex SA (PFD Shares)                                  9,400          193,990
EDP-Energias do Brasil SA                                2,600           34,641
Eletropaulo Metropolitana SA (Class 'B' Shares)
(PFD Shares)                                         1,570,000          122,392
Empresa Brasileira de Aeronautica SA                    66,400          717,156
Fertilizantes Fosfatados SA (PFD Shares)                 1,200           48,237
Gafisa SA                                                9,300          156,599
Gerdau SA                                                2,500           53,436
Gerdau SA (PFD Shares)                                   9,900          254,320
Gol Linhas Aereas Inteligentes SA (PFD Shares)           4,600           88,542
GVT Holding SA(a)                                        5,300          110,579
IdeiasNet SA(a)                                         14,900           48,996
Industrias Romi SA                                       6,600           57,438
Investimentos Itau SA (PFD Shares)                      80,160          460,381
Iochpe Maxion SA (PFD Shares)                            2,500           42,664
Itausa-Investimentos Itau SA                            10,100           80,168
JBS SA(a)                                               29,300           81,232
Klabin SA (PFD Shares)                                  13,200           45,577
Localiza Rent a Car SA                                   5,100           46,408
Lojas Americanas SA                                      4,000           32,430
Lojas Americanas SA (PFD Shares)                        20,570          155,692
Lojas Renner SA                                          8,400          131,443
Lupatech SA                                              3,700          104,363
M Dias Branco SA                                         4,300           46,320
Marcopolo SA (PFD Shares)                               14,300           51,483
Marfrig Frigorificos e Comercio de Alimentos SA          6,900           56,568
Metalurgica Gerdau SA (PFD Shares)                       4,000          138,338
MMX Mineracao e Metalicos SA(a)                            200           98,424
MRV Engenharia e Participacoes SA(a)                     2,900           53,847
Natura Cosmeticos SA                                    11,400          109,876
Net Servicos de Comunicacao SA (PFD Shares)(a)          11,736          136,004
Perdigao SA                                              7,200          160,426
Petroleo Brasileiro SA                                  35,000        1,912,915
Petroleo Brasileiro SA (PFD Shares)                     48,800        2,224,470
Porto Seguro SA                                          1,500           47,497
Positivo Informatica SA                                  3,700           65,030
Randon Participacoes SA (PFD Shares)                     9,600           75,546
Redecard SA                                             28,900          417,819
Rossi Residencial SA                                     4,400           93,299
Sadia SA (PFD Shares)                                   29,400          152,851
Souza Cruz SA                                            5,900          162,235
Suzano Papel e Celulose SA                               3,900           59,258
Tam SA (PFD Shares)                                      4,300           90,788
Tele Norte Leste Participacoes SA                        3,700          141,598
Tele Norte Leste Participacoes SA (PFD Shares)          13,600          350,062
Telemar Norte Leste SA (PFD Shares)                      3,500          165,773
Telemig Celular Participacoes SA (PFD Shares)            1,570           44,862
Telesp-Telecomunicacoes de Sao Paulo SA                  1,100           27,129
Telesp-Telecomunicacoes de Sao Paulo SA (PFD
Shares)                                                  1,500           41,569
Tim Participacoes SA                                     8,800           42,857
Tim Participacoes SA (PFD Shares)                       36,500          138,649
Totvs SA                                                 2,400           64,633
Tractebel Energia SA                                     8,700           98,651
Ultrapar Participacoes SA (PFD Shares)                   2,046           68,208
Unibanco-Uniao de Bancos Brasileiros SA                 40,300          518,659
Unibanco-Uniao de Bancos Brasileiros SA
(PFD Shares)                                             3,200           18,052
Usinas Siderurgicas de Minas Gerais SA                   1,200           58,170
Usinas Siderurgicas de Minas Gerais SA (PFD
Shares)                                                  5,550          259,596
Vivo Participacoes SA(a)                                 2,500           17,165
Vivo Participacoes SA (PFD Shares)                      25,800          148,469
Votorantim Celulose e Papel SA (PFD Shares)              2,700           78,545
Weg SA                                                  43,900          526,412
-------------------------------------------------------------------------------
                                                                   $ 21,803,257
-------------------------------------------------------------------------------

Bulgaria -- 0.5%
-------------------------------------------------------------------------------
Albena                                                   3,228     $    218,735
Bulgarian American Credit Bank JSCO                      5,700          302,090
Bulgarian Telecommunications Co.                        44,690          319,746
Central Cooperative Bank AD(a)                          42,900          229,019
Doverie Holding AD(a)                                   12,900          119,155
Petrol AD                                               46,800          205,512
Sopharma AD                                             77,500          468,063
-------------------------------------------------------------------------------
                                                                   $  1,862,320
-------------------------------------------------------------------------------

Chile -- 3.4%
-------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA        44,300     $    112,466
Administradora de Fondos de Pensiones Provida SA
(ADR)                                                      800           29,400
AES Gener SA                                            99,700           41,774
Aguas Andinas SA (Class 'A' Shares)                     67,000           28,830
Almendral SA                                         1,512,600          169,224
Antarchile SA (Series 'A')                              21,640          502,823
Banco de Chile                                       5,017,747          442,615
Banco de Credito e Inversiones                          15,610          510,482
Banco Santander Chile SA                            12,593,710          595,817
Banco Santander Chile SA (ADR)                             500           24,530
Banmedica SA                                            76,180           95,061
Cap SA                                                  12,480          332,943
Cementos Bio-Bio SA                                     20,600           44,874
Cencosud SA                                            131,100          550,011
Cia Cervecerias Unidas SA                               15,790          108,301
Cia Cervecerias Unidas SA (ADR)                            900           30,600
Cia de Telecomunicaciones de Chile SA (Series 'A')      55,800          100,243
Cia SudAmericana de Vapores SA(a)                       58,600          107,164
Coia General de Electricidad SA                         40,340          285,539
Colbun SA                                              825,910          131,456
Corpbanca SA                                        30,949,400          217,738
Cristalerias de Chile SA                                 1,800           23,987
Distribucion y Servicio D&S SA                         208,400          100,792
Distribucion y Servicio D&S SA (ADR)                     1,000           28,350
Embotelladora Andina SA (Class 'B' Shares)
(PFD Shares)                                            50,600          162,207
Embotelladora Andina SA (PFD Shares)                    11,300           32,334
Empresa Nacional de Electricidad SA                    442,050          523,080
Empresa Nacional de Electricidad SA (ADR)                1,000           35,590
Empresa Nacional de Telecomunicaciones SA               17,600          280,206
Empresas CMPC SA                                        14,060          577,767
Empresas Copec SA                                       68,560        1,231,661
Enersis SA                                           1,754,090          505,697
Enersis SA (ADR)                                         1,900           27,018
Farmacias Ahumada SA                                    17,780           59,105
Grupo Security SA                                      346,800          138,026
Iansa                                                  248,000           18,675
Invercap SA                                             19,700          194,966
Inversiones Aguas Metropolitanas SA                     83,600          100,723
La Polar SA                                             35,500          209,655
Lan Airlines SA                                         19,900          264,977
Madeco SA                                            3,920,530          392,222
Masisa SA                                              414,800           83,888
Masisa SA (ADR)                                            600            6,180
Minera Valparaiso SA                                     6,354          191,399
Parque Arauco SA                                       154,100          165,770
Quinenco SA                                            162,900          295,291
Ripley Corp. SA                                         36,400           36,416
S.A.C.I. Falabella SA                                  214,030        1,174,218
Salfacorp SA(a)                                         94,200          192,595
Sigdo Koppers SA                                       176,300          151,721
SM-Chile SA (Class 'B' Shares)                       1,614,500          192,434
Sociedad de Inversiones Pampa Calichera SA
(Class 'A' Shares)                                      37,000           17,712
Sociedad Quimica y Minera de Chile SA
(Series 'B')                                            14,000          243,976
Sociedad Quimica y Minera de Chile SA
(Series 'B') (ADR)                                         200           35,444
Vina Concha y Toro SA                                   88,710          171,771
-------------------------------------------------------------------------------
                                                                   $ 12,327,744
-------------------------------------------------------------------------------

China -- 5.7%
-------------------------------------------------------------------------------
AAC Acoustic Technology Holdings, Inc.(a)               50,000     $     46,945
Agile Property Holdings Ltd.                            36,000           40,541
Air China Ltd. (Class 'H' Shares)                       80,000           70,811
Alibaba.com Ltd.(a)                                     43,000          101,703
Aluminum Corp. of China Ltd. (Class 'H' Shares)         94,000          131,404
American Oriental Bioengineering, Inc.(a)                5,000           48,850
Angang Steel Co., Ltd. (Class 'H' Shares)              190,000          339,784
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)         18,000           97,438
AviChina Industry & Technology Co., Ltd. (Class
'H' Shares)(a)                                         112,000           24,357
Baidu.com, Inc. (ADR)(a)                                   970          271,551
Bank of China Ltd. (Class 'H' Shares)                  869,000          356,978
Bank of Communications Ltd. (Class 'H' Shares)         135,000          151,213
Beijing Capital International Airport Co., Ltd.
(Class 'H' Shares)(b)                                   40,000           51,203
Beijing Enterprises Holdings Ltd.                       10,000           42,408
BOC Hong Kong Holdings Ltd.                             88,000          220,062
BOE Technology Group Co., Ltd. (Class 'B'
Shares)(a)                                              63,000           37,786
Brilliance China Automotive Holdings Ltd.(a)           210,000           43,056
BYD Co., Ltd. (Class 'H' Shares)                         9,000           49,596
Celestial NutriFoods Ltd.                               59,000           26,462
Chaoda Modern Agriculture Holdings Ltd.                127,575          130,164
China Agri-Industries Holdings Ltd.(a)                 177,000          105,085
China CITIC Bank (Class 'H' Shares)(a)                  83,000           47,990
China Coal Energy Co. (Class 'H' Shares)                85,000          198,742
China Communications Construction Co., Ltd.
(Class 'H' Shares)                                     176,000          423,179
China Communication Services Corp. Ltd. (Class 'H'
Shares)(a)                                              66,000           51,107
China Construction Bank (Class 'H' Shares)(144A)       723,000          506,542
China COSCO Holdings Co., Ltd. (Class 'H' Shares)       61,975          143,049
China Dongxiang Group Co.(a)                           119,000           72,196
China Eastern Airlines Corp. Ltd. (Class 'H'
Shares)(a)                                             104,000           70,112
China Everbright Ltd.(a)                                16,000           32,952
China Foods Ltd.(a)                                     70,000           45,042
China Green Holdings Ltd.                               72,000           74,820
China Hongxing Sports Ltd.                              72,000           32,223
China Huiyuan Juice Group Ltd.(a)                       39,000           27,399
China Infrastructure Machinery Holdings Ltd.            34,000           49,083
China Insurance International Holdings Co.,
Ltd.(a)                                                 18,000           37,408
China International Marine Containers Co., Ltd.
(Class 'B' Shares)                                     146,472          278,788
China Life Insurance Co., Ltd. (Class 'H' Shares)      203,000          731,077
China Medical Technologies, Inc. (ADR)                   1,500           71,505
China Mengniu Dairy Co., Ltd.                           70,000          185,689
China Merchants Bank Co., Ltd. (Class 'H' Shares)      199,500          703,457
China Merchants Holdings International Co., Ltd.        52,000          254,397
China Merchants Property Development Co., Ltd.          14,300           47,259
China Milk Products Group Ltd.                          60,000           38,584
China Mobile Hong Kong Ltd.                            137,000        2,025,391
China Molybdenum Co., Ltd. (Class 'H' Shares)(a)        39,000           42,703
China National Building Material Co., Ltd.
(Class 'H' Shares)                                      20,000           45,365
China Netcom Group Corp. (Hong Kong) Ltd.               41,000          127,312
China Oilfield Services Ltd. (Class 'H' Shares)         56,000          102,024
China Overseas Land & Investment Ltd.                   74,000          127,235
China Petroleum & Chemical Corp. (Class 'H'
Shares)                                                589,000          619,796
China Pharmaceutical Group Ltd.(a)                     118,000           31,338
China Railway Group Ltd. (Class 'H' Shares)(a)         103,000          111,899
China Resources Enterprise Ltd.                         78,000          263,963
China Resources Land Ltd.                               38,000           66,482
China Resources Power Holdings Co., Ltd.                46,000          110,673
China Shenhua Energy Co., Ltd. (Class 'H' Shares)       77,000          401,228
China Shipping Container Lines Co., Ltd.
(Class 'H' Shares)                                     178,000           67,911
China Shipping Development Co., Ltd. (Class 'H'
Shares)                                                 74,000          191,128
China Southern Airlines Co., Ltd. (Class 'H'
Shares)(a)                                              96,000           83,177
China Telecom Corp. Ltd. (Class 'H' Shares)            350,000          244,956
China Travel International Investment Hong
Kong Ltd.                                              218,000          117,764
China Unicom Ltd.                                       74,000          170,219
China Vanke Co., Ltd. (Class 'B' Shares)               182,600          372,822
China Yurun Food Group Ltd.                             42,000           55,656
Chongqing Changan Automobile Co., Ltd. (Class
'B' Shares)                                            176,780          181,650
CITIC International Financial Holdings Ltd.             39,000           21,695
Citic Pacific Ltd.                                      37,000          182,624
CNOOC Ltd.                                             373,000          524,390
CNPC Hong Kong Ltd.                                     50,000           23,816
Cosco Pacific Ltd.                                      26,000           52,349
Country Garden Holdings Co.(a)                          88,000           66,721
CSG Holding Co., Ltd. (Class 'B' Shares)                20,000           22,308
Ctrip.com International Ltd. (ADR)                       4,200          191,772
Datang International Power Generation Co., Ltd.
(Class 'H' Shares)                                      84,000           51,849
Dazhong Transportation Group Co., Ltd.
(Class 'B' Shares)                                      19,500           39,068
Denway Motors Ltd.                                     376,000          222,804
Dongfang Electrical Machinery Co., Ltd.
(Class 'H' Shares)                                       6,000           35,686
Dongfeng Motor Corp. (Class 'H' Shares)                202,000          134,129
Eastern Communications Co., Ltd. (Class
'B' Shares)(a)                                          34,100           22,165
Focus Media Holding Ltd. (ADR)(a)                        5,600          269,080
FU JI Food & Catering Services                          13,000           22,279
Global Bio-chem Technology Group Co., Ltd.             120,000           38,768
Golden Eagle Retail Group Ltd.                          54,000           56,430
Great Wall Motor Co., Ltd. (Class 'H' Shares)           32,500           40,148
Guangdong Electric Power Development Co., Ltd.
(Class 'B' Shares)                                      53,000           36,165
Guangdong Investment Ltd.                               92,000           43,150
Guangdong Provincial Expressway Development Co.,
Ltd. (Class 'B' Shares)                                 32,000           27,893
Guangshen Railway Co., Ltd. (Class 'H' Shares)          28,000           17,755
Guangzhou Investment Co., Ltd.                         148,000           30,339
Guangzhou R&F Properties Co., Ltd. (Class 'H'
Shares)                                                 20,800           55,201
Guangzhou Shipyard International Co., Ltd. (Class
'H' Shares)(a)                                          22,000           76,836
Hangzhou Steam Turbine Co., Ltd. (Class 'B'
Shares)                                                 12,610           29,942
Harbin Power Equipment Co., Ltd. (Class 'H'
Shares)                                                 42,000           95,130
Huaneng Power International, Inc. (Class 'H'
Shares)                                                264,000          212,172
Hunan Non-Ferrous Metal Corp. Ltd. (Class 'H'
Shares)                                                 72,000           30,972
Industrial & Commercial Bank of China Ltd.
(Class 'H' Shares)                                   1,576,000          946,795
Inner Mongolia Eerduosi Cashmere Products Co.,
Ltd. (Class 'B' Shares)                                 27,000           30,343
Inner Mongolia Yitai Coal Co., Ltd. (Class 'B'
Shares)                                                  6,800           49,069
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)         56,000           52,454
Jiangxi Copper Co., Ltd. (Class 'H' Shares)             38,000           67,154
Kingboard Chemical Holdings Ltd.                        28,500          119,274
Konka Group Co., Ltd. (Class 'B' Shares)                32,000           20,399
Lee & Man Paper Manufacturing Ltd.                      12,000           26,769
Lenovo Group Ltd.                                      152,000          105,433
Li Ning Co., Ltd.                                       48,000          133,461
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)     166,000           88,228
Netease.com, Inc. (ADR)(a)                               3,200           57,824
Nine Dragons Paper Holdings Ltd.                        38,000           62,290
Parkson Retail Group Ltd.                               17,500          150,772
People's Food Holdings Ltd.                             45,000           30,255
PetroChina Co., Ltd. (Class 'H' Shares)                462,000          638,322
PICC Property & Casualty Co., Ltd. (Class 'H'
Shares)                                                 78,000           72,996
Pine Agritech Ltd.                                      70,000           10,133
Ping An Insurance Group Co. of China Ltd.
(Class 'H' Shares)                                      26,500          187,410
Ports Design Ltd.                                       19,000           54,885
Qingling Motors Co., Ltd. (Class 'H' Shares)           127,500           21,657
Samling Global Ltd.                                    552,000           80,749
Samson Holding Ltd.                                    106,000           19,939
Semiconductor Manufacturing International Corp.(a)     878,000           71,999
Shanda Interactive Entertainment Ltd. (ADR)(a)             800           21,992
Shandong Chenming Paper Holdings Ltd. (Class 'B'
Shares)                                                 24,000           24,629
Shandong Weigao Group Medical Polymer Co., Ltd.
(Class 'H' Shares)                                      32,000           54,015
Shanghai Diesel Engine Co., Ltd. (Class 'B'
Shares)(a)                                              24,000           22,872
Shanghai Electric Group Co., Ltd. (Class 'H'
Shares)                                                134,000          104,282
Shanghai Haixin Group Co., Ltd. (Class 'B'
Shares)(a)                                             144,500          116,967
Shanghai Industrial Holdings Ltd.                       36,000          134,362
Shanghai Jin Jiang International Hotels Group
Co., Ltd.                                              204,000           77,630
Shanghai Jinjiang International Hotels Development
Co., Ltd. (Class 'B' Shares)                            17,000           26,644
Shanghai Lujiazui Finance & Trade Zone
Development Co., Ltd.                                   23,200           44,151
Shanghai Zhenhua Port Machinery Co., Ltd. (Class
'B' Shares)                                            113,000          238,089
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B'
Shares)                                                 12,000           20,587
Shenzhen International Holdings Ltd.                   362,500           38,131
Shimao Property Holdings Ltd.                           21,500           38,270
SINA Corp.(a)                                            2,600          103,220
Sinofert Holdings Ltd.                                  64,000           51,265
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class
'H' Shares)(a)                                          58,000           18,856
Sinopec-China Petroleum & Chemical Corp. (Class
'H' Shares)                                             90,000           40,710
Sinotrans Ltd. (Class 'H' Shares)                       66,000           22,621
Sohu.com, Inc.(a)                                        1,600           74,448
Suntech Power Holdings Co., Ltd. (ADR)(a)                3,500          191,555
SVA Electron Co., Ltd. (Class 'B' Shares)               46,200           34,789
Synear Food Holdings Ltd.                               52,115           42,991
TCL Multimedia Technology Holdings Ltd.(a)             289,600           17,038
Tencent Holdings Ltd.                                   24,000          143,708
Tingyi (Cayman Islands) Holding Corp.                  148,000          206,926
TPV Technology Ltd.                                     50,000           32,112
Travelsky Technology Ltd. (Class 'H' Shares)            35,000           34,992
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)           50,000          174,494
Weichai Power Co., Ltd. (Class 'H' Shares)               7,000           35,309
Weiqiao Textile Co., Ltd. (Class 'H' Shares)            47,000           59,735
Wumart Stores, Inc. (Class 'H' Shares)                  55,000           37,318
Xinhua Finance Ltd.(a)                                      40            5,650
Yangzijiang Shipbuilding Holdings Ltd.(a)               75,000           68,444
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B'
Shares)                                                 10,000           71,523
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)        46,000           77,266
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)        52,000           55,100
Zijin Mining Group Co., Ltd. (Class 'H' Shares)         86,000          103,551
ZTE Corp. (Class 'H' Shares)                            31,200          172,922
-------------------------------------------------------------------------------
                                                                   $ 20,682,099
-------------------------------------------------------------------------------

Colombia -- 0.7%
-------------------------------------------------------------------------------
Almacenes Exito SA                                      23,300     $    175,577
Banco de Bogota                                          3,600           55,630
Bancolombia SA                                           4,200           32,083
Bancolombia SA (PFD Shares)                              3,900           31,643
Bancolombia SA (PFD Shares) (ADR)                       12,000          400,920
Cementos Argos SA                                       42,100          169,704
Cia Colombiana de Inversiones SA                         7,037           74,601
Cia de Cemento Argos SA                                 72,900          367,980
Corporacion Financiera Colombiana SA                    11,400           87,081
Grupo Aval Acciones y Valores SA                       215,300           66,674
Grupo Nacional de Chocolates SA                         35,700          294,076
Interconexion Electrica SA                             134,100          473,416
Promigas SA                                              4,360           86,817
Suramericana de Inversiones SA                          28,500          244,181
Textiles Fabricato Tejicondor SA(a)                  4,522,600           62,091
-------------------------------------------------------------------------------
                                                                   $  2,622,474
-------------------------------------------------------------------------------

Croatia -- 0.8%
-------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                              2,070     $    192,837
Atlantska Plovidba DD                                      780          452,051
Dalekovod DD                                               510          145,832
Ericsson Nikola Tesla                                      450          270,097
INA Industrija Nafte DD                                    955          481,603
Institut Gradevinarstva Hrvatske DD                         75          213,747
Istraturist Umag DD                                        500           48,257
Koncar-Elektroindustrija DD(a)                             180           36,052
Kras DD                                                    210           28,473
Petrokemija DD(a)                                          400           22,450
Podravka Prehrambena Industija DD                        2,565          243,421
Privredna Banka Zagreb DD(a)                             1,437          446,408
Tankerska Plovidba DD                                      115          136,305
VIRO Tvornica Secera                                       110           33,474
-------------------------------------------------------------------------------
                                                                   $  2,751,007
-------------------------------------------------------------------------------

Czech Republic -- 3.0%
-------------------------------------------------------------------------------
CEZ AS                                                  76,960     $  5,231,957
Komercni Banka AS                                        7,954        1,684,273
Philip Morris CR AS                                        613          259,294
Telefonica 02 Czech Republic AS                         39,204        1,115,378
Unipetrol AS(a)                                         89,323        1,467,325
Zentiva NV                                              22,725        1,177,351
-------------------------------------------------------------------------------
                                                                   $ 10,935,578
-------------------------------------------------------------------------------

Egypt -- 1.6%
-------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                              7,520     $    105,639
Arab Cotton Ginning                                     57,100           90,634
Commercial International Bank                           21,718          372,593
Credit Agricole Egypt(a)                                12,500           53,487
Eastern Tobacco                                          3,382          277,671
Egypt Kuwaiti Holding Co.                               52,000          150,800
Egyptian Financial & Industrial Co.                      4,200          125,004
Egyptian Financial                                      32,671          353,502
Group-Hermes Holding SAE Egyptian International
Pharmaceutical Industrial Co.                            6,500           41,428
Egyptian Media Production City(a)                       28,738           55,993
El Ezz Aldekhela Steel Alexa Co.                           545          105,293
El Ezz Steel Rebars SAE                                 14,400          173,168
El Sewedy Cables Holding Co.(a)                          9,430          207,078
El Watany Bank of Egypt                                  9,300          106,449
Medinet Nasr for Housing                                10,375          112,331
Misr Beni Suef Cement Co.                                5,940          127,350
Misr Cement                                              2,730           37,367
MobiNil-Egyptian Co. for Mobil Services                  4,430          177,182
National Societe General Bank(a)                         5,370           42,083
Olympic Group Financial Investments                     20,900          286,785
Orascom Construction Industries (OCI)                    9,982        1,046,399
Orascom Hotels & Development(a)                         21,970          311,125
Orascom Telecom Holding SAE                             57,630          885,639
Oriental Weavers Co.                                     6,100           54,328
Paints & Chemical Industry Co. SAE                       7,000           72,426
Sidi Kerir Petrochemcials Co.                           60,250          237,843
Suez Cement Co.                                         10,700          111,789
Telecom Egypt                                           36,284          145,797
Torah Portland Cement Co.                                  960           21,802
-------------------------------------------------------------------------------
                                                                   $  5,888,985
-------------------------------------------------------------------------------

Estonia -- 0.7%
-------------------------------------------------------------------------------
AS Baltika                                              16,870     $     83,760
AS Eesti Ehitus                                         49,700          295,144
AS Eesti Telekom                                        34,374          359,052
AS Harju Elekter                                         4,100           18,605
AS Merko Ehitus                                         16,168          247,013
AS Norma                                                 2,000           14,802
AS Olympic Entertainment Group                          98,990          425,014
AS Tallink Group Ltd.(a)                               655,052          832,739
AS Tallinna Kaubamaja                                   18,040          169,226
AS Tallinna Vesi                                         4,090           76,445
-------------------------------------------------------------------------------
                                                                   $  2,521,800
-------------------------------------------------------------------------------

Ghana -- 0.3%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                    457,409     $    335,237
CAL Bank Ltd.                                          480,900          251,185
Cocoa Processing Co., Ltd.(a)                          269,722           14,756
Ghana Commercial Bank Ltd.                             157,960          163,969
Home Finance Co., Ltd.                                 622,261          346,860
Produce Buying Co., Ltd.(a)                            382,428           94,743
-------------------------------------------------------------------------------
                                                                   $  1,206,750
-------------------------------------------------------------------------------

Hungary -- 2.9%
-------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                810     $     35,780
EGIS Rt.                                                 2,200          224,825
FHB Land Credit & Mortgage Bank Rt.                      5,000           44,899
Fotex Rt.(a)                                            25,100          109,666
Magyar Telekom Rt.                                     406,240        1,971,957
MOL Hungarian Oil & Gas Rt.                             18,170        2,430,185
OTP Bank Rt.                                            85,710        3,697,885
Pannonplast Rt.                                          5,500           44,891
RABA Automotive Holding Rt.(a)                          19,560          189,143
Richter Gedeon Rt.                                       7,590        1,694,831
Tisza Chemical Group Rt.(a)                              1,300           44,537
-------------------------------------------------------------------------------
                                                                   $ 10,488,599
-------------------------------------------------------------------------------

India -- 6.3%
-------------------------------------------------------------------------------
Aban Offshore Ltd.                                       1,040     $     96,820
ACC Ltd.                                                 5,370          105,029
Adani Enterprises Ltd.                                   3,000           68,162
Aditya Birla Nuvo Ltd.                                   2,002          101,810
Amtek Auto Ltd.                                         12,100          102,122
Asea Brown Boveri India Ltd.                             3,500          100,631
Ashok Leyland Ltd.                                      34,000           29,799
Asian Paints Ltd.                                        2,130           67,221
Bajaj Auto Ltd.                                          5,130          313,512
Bajaj Auto Ltd. (GDR)                                      200           11,600
Bajaj Hindusthan Ltd.                                    7,800           38,532
Balrampur Chini Mills Ltd.                              16,400           32,389
Bank of Baroda                                           1,660           16,747
Bank of India                                           11,700          106,533
BF Utilities Ltd.(a)                                     1,490           57,831
Bharat Electronics Ltd.                                    600           23,756
Bharat Forge Ltd.                                        6,650           47,352
Bharat Heavy Electricals Ltd.                            5,840          309,931
Bharat Petroleum Corp. Ltd.                              4,500           41,222
Bharti Airtel Ltd.(a)                                   63,430        1,402,864
Biocon Ltd.                                              2,700           26,316
Cairn India Ltd.(a)                                      7,000           35,796
Canara Bank Ltd.                                        12,400           94,214
Century Textiles & Industries Ltd.                       2,820           62,552
CESC Ltd.                                                5,900           75,480
Cipla Ltd.                                              38,810          190,217
Colgate-Palmolive (India) Ltd.                           2,800           29,741
Container Corp. of India Ltd.                            1,330           58,510
Corp. Bank                                               3,400           28,727
Crompton Greaves Ltd.                                    7,400           61,940
Cummins India Ltd.                                       4,000           33,009
Dabur India Ltd.                                        12,300           29,412
Dish TV India Ltd.(a)                                    1,150            2,001
Divi's Laboratories Ltd.                                 2,000           70,380
Dr. Reddy's Laboratories Ltd.                            5,820           78,759
Dr. Reddy's Laboratories Ltd. (ADR)                        800           11,080
EIH Ltd.                                                12,000           51,418
Essar Oil Ltd.(a)                                       40,230          231,863
Financial Technologies India Ltd.                          830           44,937
Gail India Ltd.                                         17,700          194,086
Gail India Ltd. (GDR)                                      500           31,150
Glaxosmithkline Pharmaceuticals Ltd.                     1,880           39,199
Glenmark Pharmaceuticals Ltd.                            7,260           91,870
GMR Infrastructure(a)                                   20,000           89,643
Grasim Industries Ltd.                                   1,930          145,119
Grasim Industries Ltd. (GDR)(144A)                         300           22,680
Great Eastern Shipping Co., Ltd.                         5,620           57,031
Great Offshore Ltd.                                        280            6,072
Gujarat Ambuja Cements Ltd.                             44,800          134,896
HCL Technologies Ltd.                                    7,000           45,070
HDFC Bank Ltd.                                          11,980          476,382
HDFC Bank Ltd. (ADR)                                       400           47,736
Hero Honda Motors Ltd.                                   9,200          161,344
Hindalco Industries Ltd.                                28,410          120,636
Hindalco Industries Ltd. (GDR)(144A)                     3,700           15,466
Hindustan Lever Ltd.                                    78,700          421,338
Hindustan Petroleum Corp. Ltd.                           5,900           38,078
Hindustan Zinc Ltd.                                      6,840          105,529
Housing Development Finance Corp.                       10,100          736,141
I-Flex Solutions Ltd.(a)                                   790           19,386
ICICI Bank Ltd.                                         36,070        1,062,995
ICICI Bank Ltd. (ADR)                                    1,200           72,912
Idea Cellular Ltd.(a)                                   75,000          241,048
India Cements Ltd.                                       6,800           37,035
Indiabulls Financial Services Ltd.                       7,900          143,001
Indiabulls Real Estate Ltd.(a)                           7,300          120,150
Indiabulls Securities Ltd.(a)(b)                         7,900           76,863
Indian Hotels Co., Ltd.                                 24,600           84,670
Indian Oil Corp. Ltd.                                    4,760           58,135
Industrial Development Bank of India Ltd.               25,500           74,545
Infosys Technologies Ltd.                               18,830          734,630
Infrastructure Development Finance Co., Ltd.            49,100          251,740
ITC Ltd.                                               180,330          906,132
ITC Ltd. (GDR)(144A)                                     7,800           39,000
IVRCL Infrastructures & Projects Ltd.                    4,800           55,510
Jaiprakash Associates Ltd.                              26,000          240,988
Jet Airways (India) Ltd.                                 1,600           30,593
Jindal Steel & Power Ltd.                                1,450           85,433
JSW Steel Ltd.                                           4,000          100,555
Kotak Mahindra Bank Ltd.                                11,100          287,955
Lanco Infratech Ltd.(a)                                  6,100           72,413
Larsen & Toubro Ltd.                                     9,280          873,078
Larsen & Toubro Ltd. (GDR)                                 800           74,095
Lupin Ltd.                                               3,900           56,351
Mahanagar Telephone Nigam Ltd.                          10,800           33,142
Mahanagar Telephone Nigam Ltd. (ADR)                     2,500           16,250
Mahindra & Mahindra Ltd.                                11,780          208,484
Maruti Udyog Ltd.                                       10,950          236,008
Moser Baer India Ltd.                                    8,550           48,996
Motor Industries Co., Ltd.                               1,130          105,698
Mphasis Ltd.                                             4,000           22,866
National Aluminium Co., Ltd.                             4,800           53,835
Nestle India Ltd.                                        1,930           68,941
Nicholas Piramal India Ltd.                              8,000           65,289
NTPC Ltd.                                               57,200          289,777
Oil & Natural Gas Corp. Ltd.                            11,270          295,353
Patni Computer Systems Ltd.                              2,300           14,309
Patni Computer Systems Ltd. (ADR)                          600            8,142
Petronet LNG Ltd.                                       22,500           41,345
Power Grid Corp. of India Ltd.(a)                       40,700          105,846
Punj Lloyd Ltd.                                          6,100           69,039
Ranbaxy Laboratories Ltd.                               19,160          169,604
Ranbaxy Laboratories Ltd. (GDR)                          1,500           13,320
Reliance Capital Ltd.                                    6,560          319,793
Reliance Communications Ltd.                            41,460          642,382
Reliance Energy Ltd.                                     9,800          502,375
Reliance Energy Ltd. (GDR)                                 500           77,182
Reliance Industries Ltd.                                23,950        1,529,106
Reliance Industries Ltd. (GDR)(144A)                       700           87,938
Reliance Natural Resources Ltd.(a)                      55,000          190,804
Reliance Petroleum Ltd.(a)                              30,710          128,080
Satyam Computer Services Ltd.                           24,050          245,260
Satyam Computer Services Ltd. (ADR)                      2,000           48,700
Sesa Goa Ltd.                                              750           58,654
Shipping Corp. of India Ltd.                             6,500           33,578
Siemens India Ltd.                                       3,690          159,366
Sintex Industries Ltd.                                   5,600           69,883
State Bank of India (GDR)                                3,600          405,671
Steel Authority of India Ltd.                           32,400          179,451
Sterlite Industries (India) Ltd.                        10,080          195,991
Sun Pharma Advanced Research Co., Ltd.(a)                1,300            3,005
Sun Pharmaceuticals Industries Ltd.                      4,400          127,354
Suzlon Energy Ltd.                                      18,850          147,880
Syndicate Bank                                          16,700           39,747
Tata Chemicals Ltd.                                      7,100           59,595
Tata Consultancy Services Ltd.                           8,140          184,397
Tata Motors Ltd.                                        10,950          193,787
Tata Motors Ltd. (ADR)                                     600           11,100
Tata Power Co., Ltd.                                     8,690          293,494
Tata Steel Ltd.                                         18,996          357,983
Tata Steel Ltd. (PFD Shares)                            14,247           39,349
Tata Tea Ltd.                                            2,800           58,640
Tata Teleservices Maharashtra Ltd.(a)                   75,500           68,602
Titan Industries Ltd.                                    1,100           32,935
Ultra Tech Cement Ltd.                                   2,200           47,819
Unitech Ltd.                                            19,400          193,019
United Breweries Ltd.                                    6,800           52,455
United Phosphorus Ltd.                                   5,900           53,195
United Spirits Ltd.                                      3,850          168,580
UTI Bank Ltd.                                            9,700          275,528
Videocon Industries Ltd.                                 3,920           45,702
Videsh Sanchar Nigam Ltd.                                2,700           35,988
Videsh Sanchar Nigam Ltd. (ADR)                          1,000           26,570
Voltas Ltd.                                             16,800           82,422
Wipro Ltd.                                               9,000           99,918
Wipro Ltd. (ADR)                                         1,000           12,080
Wire & Wireless India Ltd.(a)                            1,000            1,105
Yes Bank Ltd.(a)                                         6,400           41,498
Zee Entertainment Enterprises Ltd.                      13,130           96,264
Zee News Ltd.(a)                                           904            1,547
-------------------------------------------------------------------------------
                                                                   $ 22,660,910
-------------------------------------------------------------------------------

Indonesia -- 3.4%
-------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                   428,500     $    170,540
Astra Argo Lestari Tbk PT                               73,500          245,378
Astra International Tbk PT                             413,700        1,246,988
Bakrie & Brothers Tbk PT(a)                         20,202,000          685,762
Bakrie Sumatera Plantations Tbk PT                     556,500          156,736
Bakrie Telecom PT(a)                                 1,435,000           58,368
Bank Central Asia Tbk PT                             2,009,000          771,313
Bank Danamon Indonesia Tbk PT                          193,500          154,322
Bank Internasional Indonesia Tbk PT                  3,437,000          113,939
Bank Mandiri PT                                      1,056,000          391,344
Bank Niaga Tbk PT                                    1,059,500           83,390
Bank Pan Indonesia Tbk PT(a)                           606,000           41,090
Bank Rakyat Indonesia PT                               872,000          674,403
Berlian Laju Tanker Tbk PT                             406,000          104,601
Bumi Resources Tbk PT                                1,971,000        1,400,120
Energi Mega Persada Tbk PT(a)                          980,700          149,275
Gudang Garam Tbk PT                                     94,500           85,099
Holcim Indonesia Tbk PT(a)                             351,700           60,900
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                383,000           38,945
Indocement Tunggal Prakarsa Tbk PT                     167,000          142,563
Indofood Sukses Makmur Tbk PT                        1,116,500          348,673
Indonesian Satellite Corp. Tbk PT                      389,000          302,381
International Nickel Indonesia Tbk PT                  355,000          312,429
Kalbe Farma Tbk PT                                   1,146,000          151,110
Kawasan Industri Jababeka Tbk PT(a)                  1,150,000           23,295
Lippo Karawaci Tbk PT                                1,655,000          113,535
Matahari Putra Prima Tbk PT                            527,000           32,963
Medco Energi Internasional Tbk PT                      398,500          179,354
Perusahaan Gas Negara PT                               368,500          547,111
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT(a)                                               87,500          116,666
Ramayana Lestari Sentosa Tbk PT                        445,000           37,089
Semen Gresik Persero Tbk PT                            301,000          185,048
Sinar Mas Agro Resources & Technology Tbk PT            23,000           24,558
Summarecon Agung Tbk PT                                200,800           24,560
Tambang Batubara Bukit Asam Tbk PT (Series 'B')        186,000          235,598
Telekomunikasi Indonesia Tbk PT                      1,176,000        1,196,166
Tempo Scan Pacific Tbk PT                              306,000           22,924
Unilever Indonesia Tbk PT                              248,300          188,553
United Tractors Tbk PT                               1,000,000        1,470,343
-------------------------------------------------------------------------------
                                                                   $ 12,287,432
-------------------------------------------------------------------------------

Israel -- 3.2%
-------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                           1,700     $    120,651
Aladdin Knowledge Systems Ltd.(a)                        1,500           31,665
Alvarion Ltd.(a)                                         8,900           84,542
Avner Oil & Gas Ltd.                                   525,300           39,792
Bank Hapoalim B.M.                                     114,231          532,235
Bank Leumi Le-Israel                                   122,008          610,794
Bezeq Israeli Telecommunication Corp. Ltd.             405,035          749,952
Cellcom Israel Ltd.                                     11,800          363,794
Ceragon Networks Ltd.(a)                                 4,600           41,814
Check Point Software Technologies Ltd.(a)               21,660          461,358
Clal Industries Ltd.                                    14,400           72,911
Clal Insurance Enterprise Holdings Ltd.                  2,810           71,309
Delek Automotive Systems Ltd.                            2,800           37,532
Delek Group Ltd.                                           480           91,035
Delek Real Estate Ltd.                                   9,500           43,098
Discount Investment Corp.                                3,300           84,776
Elbit Medical Imaging Ltd.                               1,170           55,979
Elbit Systems Ltd.                                       3,250          203,665
First International Bank of Israel Ltd.(a)                 760            9,207
Frutarom                                                 8,107           78,398
Gazit Globe (1982) Ltd.                                  5,000           47,351
Gilat Satellite Networks Ltd.(a)                        11,760          128,066
Given Imaging Ltd.(a)                                    1,300           21,541
Harel Insurance Investments Ltd.                         1,580           90,336
Housing & Construction Holdings Ltd.(a)                 17,700           33,026
IDB Development Corp. Ltd.                               2,184           65,756
IDB Holding Corp. Ltd.                                   2,900           80,890
Israel Chemicals Ltd.                                   81,761        1,057,716
Israel Corp. Ltd.                                          398          400,085
Israel Discount Bank Ltd. (Series 'A')(a)               60,100          153,965
Jerusalem Economy Ltd.                                   3,200           56,785
Koor Industries Ltd.                                     1,010           67,734
Makhteshim-Agan Industries Ltd.(a)                      51,297          406,354
Migdal Insurance & Financial Ltd. Holdings              38,400           62,903
Mizrahi Tefahot Bank Ltd.                               17,240          141,162
Ness Technologies, Inc.(a)                               2,700           24,813
Nice Systems Ltd.(a)                                     7,423          230,237
Oil Refineries Ltd.                                    162,600          146,266
Orbotech Ltd.(a)                                         3,000           51,420
Ormat Industries Ltd.                                    9,100          122,371
Osem Investment Ltd.                                     3,944           46,584
Partner Communications Co., Ltd.                        30,800          646,613
Paz Oil Co., Ltd.                                          230           31,758
Property & Building Corp. Ltd.(a)                          180           19,178
RADVision Ltd.(a)                                        1,700           17,085
Retalix Ltd.(a)                                          1,420           22,570
Strauss Group Ltd.(a)                                    1,700           26,393
Supersol Ltd.                                            7,200           33,706
Syneron Medical Ltd.(a)                                  1,300           19,786
Teva Pharmaceutical Industries Ltd.                      4,400          202,234
Teva Pharmaceutical Industries Ltd. (ADR)               72,204        3,324,272
-------------------------------------------------------------------------------
                                                                   $ 11,563,463
-------------------------------------------------------------------------------

Jordan -- 0.8%
-------------------------------------------------------------------------------
Arab Bank Plc                                           31,000     $  1,309,520
Arab East Investment                                    15,050           87,031
Bank of Jordan                                          11,100           47,594
Jordan Ahli Bank                                        14,000           57,264
Jordan Cement Factory                                    5,600           84,668
Jordan Telecom Corp.                                    23,200          186,189
Jordanian Electric Power Co.                            10,100           80,344
Middle East Complex for Engineering, Electric, &
Heavy Industries                                        98,700          364,731
Taameer Jordan Co.(a)                                   82,800          269,772
Union Investment Corp.(a)                               34,700           73,413
Union Land Development(a)                               32,100           93,719
United Arab Investors                                   65,800          250,578
-------------------------------------------------------------------------------
                                                                   $  2,904,823
-------------------------------------------------------------------------------

Kenya -- 0.7%
-------------------------------------------------------------------------------
Athi River Mining Ltd.                                  93,300     $    117,273
Bamburi Cement Co., Ltd.                               127,300          335,514
Barclays Bank of Kenya Ltd.                            457,165          441,268
Diamond Trust of Kenya Ltd.                             46,700           50,994
East African Breweries Ltd.                            153,480          313,355
ICDC Investment Co.                                    196,000           66,988
Kenya Airways Ltd.                                     345,800          219,727
Kenya Commercial Bank Ltd.                             921,000          318,583
Kenya Electricity Generating Co., Ltd.                 433,500          144,998
Kenya Power & Lighting Ltd.                             25,400           71,614
Mumias Sugar Co., Ltd.                                 856,800          152,138
Nation Media Group Ltd.                                 27,300          110,717
NIC Bank Ltd.                                          111,300           76,905
Standard Chartered Bank Kenya Ltd.                      35,500           99,597
-------------------------------------------------------------------------------
                                                                   $  2,519,671
-------------------------------------------------------------------------------

Latvia -- 0.1%
-------------------------------------------------------------------------------
Grindeks(a)                                              2,000     $     25,303
Latvian Shipping Co.(a)                                 80,000          175,476
SAF Tehnika(a)                                           5,000           11,658
Ventspils Nafta(a)                                       7,900           36,050
-------------------------------------------------------------------------------
                                                                   $    248,487
-------------------------------------------------------------------------------

Lithuania -- 0.8%
-------------------------------------------------------------------------------
Apranga PVA                                             32,486     $    162,610
Bankas Snoras(a)                                        24,000           31,934
Invalda PVA                                             19,100          116,929
Klaipedos Nafta PVA(a)                                 845,900          348,366
Lietuvos Dujos                                          31,900           40,940
Lietuvos Energija(a)                                    42,400           79,255
Pieno Zvaigzdes                                         63,600          137,943
Rokiskio Suris(a)                                       69,800          201,612
Rytu Skirstomieji Tinklai                               88,200          174,995
Sanitas(a)                                              18,400          206,807
Siauliu Bankas(a)                                      156,126          207,794
Snaige(a)                                                4,000           10,574
Teo LT AB                                              625,400          576,654
Ukio Bankas Commercial Bank                            338,680          461,651
-------------------------------------------------------------------------------
                                                                   $  2,758,064
-------------------------------------------------------------------------------

Malaysia -- 3.2%
-------------------------------------------------------------------------------
Affin Holdings Bhd                                      43,500     $     31,769
Airasia Bhd(a)                                          93,200           47,335
Alliance Financial Group Bhd                           103,700           94,226
AMMB Holdings Bhd                                       99,200          113,476
Asiatic Development Bhd                                 40,800          102,500
Astro All Asia Networks Plc                             88,200          105,137
Batu Kawan Bhd                                          90,500          313,520
Berjaya Sports Toto Bhd                                 57,600           93,194
British American Tobacco Malaysia Bhd                   10,300          134,523
Bumiputra-Commerce Holdings Bhd                        140,500          451,149
Bursa Malaysia Bhd                                      39,200          159,768
Dialog Group Bhd                                       221,900          111,156
Digi.com Bhd                                            22,600          169,954
DRB-Hicom Bhd                                          106,400           49,178
E&O Property Development Bhd(a)                         83,200           67,148
EON Capital Bhd                                         16,600           31,321
Gamuda Bhd                                             157,000          250,518
Genting Bhd                                            220,900          503,139
Green Packet Bhd                                        65,100           50,776
Hong Leong Bank Bhd                                     40,600           73,296
Hong Leong Financial Group Bhd                          15,400           23,457
IGB Corp. Bhd                                           53,700           36,955
IJM Corp. Bhd                                          114,350          267,432
IOI Corp. Bhd                                          287,505          638,525
KLCC Property Holdings Bhd                              25,800           26,438
KNM Group Bhd                                          273,100          606,417
Kuala Lumpur Kepong Bhd                                 35,700          193,891
Lafarge Malayan Cement Bhd                              99,150          161,109
Landmarks Bhd                                           56,000           54,129
Lion Diversified Holdings Bhd                           32,800           15,739
Magnum Corp. Bhd                                        80,100           81,353
Malayan Banking Bhd                                    135,000          495,965
Malaysia Airports Holdings Bhd                          48,200           47,488
Malaysian Airline System Bhd(a)                        165,733          225,728
Malaysian Airline System Bhd (PFD Shares)               33,533           10,571
Malaysian Bulk Carriers Bhd                             30,200           35,968
Malaysian Pacific Industries Bhd                        15,200           42,799
Malaysian Resources Corp. Bhd(a)                       144,000          121,648
Media Prima Bhd                                         72,300           57,805
MISC Bhd                                               111,400          332,700
MMC Corp. Bhd                                          103,800          132,144
Mulpha International Bhd(a)                             75,400           32,476
Multi-Purpose Holdings Bhd                             110,400           71,103
OSK Holdings Bhd                                        44,000           29,309
Parkson Holdings Bhd                                    42,640          102,883
Petra Perdana Bhd                                       83,400          110,864
Petronas Dagangan Bhd                                   82,100          207,962
Petronas Gas Bhd                                        11,000           35,558
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                         91,900           93,623
Pos Malaysia Bhd                                        22,200           16,333
PPB Group Bhd                                           60,300          202,704
Public Bank Bhd                                        153,600          544,291
Puncak Niaga Holding Bhd                                40,200           58,698
Ranhill Bhd                                            132,000           86,339
Resorts World Bhd                                      204,500          248,878
RHB Capital Bhd                                         62,100          103,559
Sarawak Energy Bhd                                     152,400          101,786
Scomi Group Bhd                                        183,700           74,353
Shell Refining Co. Bhd                                  36,900          126,954
Sime Darby Bhd(a)                                      184,039          671,198
SP Setia Bhd                                            75,600          117,858
Star Publications (Malaysia) Bhd                        30,000           31,973
Sunrise Bhd                                             51,064           44,810
Ta Ann Holdings Bhd                                     25,400           47,064
TA Enterprise Bhd                                       35,700           14,122
Tanjong Plc                                             24,100          120,522
Telekom Malaysia Bhd                                    91,300          321,696
Tenaga Nasional Bhd                                     97,800          278,674
Titan Chemicals Corp. Bhd                              168,000           70,755
Top Glove Corp. Bhd                                     12,400           20,614
Transmile Group Bhd(a)                                  12,500            9,145
Uchi Technologies Bhd                                   90,400           58,782
UEM Builders Bhd                                        90,600           33,479
UEM World Bhd                                          173,400          206,526
UMW Holdings Bhd                                        14,900           66,059
Unisem (M) Bhd                                         110,600           48,159
Wah Seong Corp. Bhd                                     85,700           95,683
WCT Engineering Bhd                                     49,400          141,146
WTK Holdings Bhd                                       154,250          105,940
YTL Corp. Bhd                                           61,300          147,795
YTL Power International Bhd                            110,333           86,217
Zelan Bhd                                               47,600           72,644
-------------------------------------------------------------------------------
                                                                   $ 11,619,878
-------------------------------------------------------------------------------

Mauritius -- 1.0%
-------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                   37,800     $     27,720
Ireland Blyth Ltd.                                      31,600           70,961
Mauritius Commercial Bank                              231,900        1,448,358
Mauritius Development Investment Trust Co., Ltd.       258,000           53,887
New Mauritius Hotels Ltd.                              108,650          747,207
Promotion & Development Ltd.                            11,800           40,419
Rogers & Co., Ltd.                                       5,700           92,000
Shell Mauritius Ltd.                                    14,300           21,575
State Bank of Mauritius Ltd.                           147,800          461,551
Sun Resorts Ltd.                                        67,375          300,232
United Basalt Products Ltd.                             36,000           51,158
United Docks Ltd.(a)                                    27,400           82,681
-------------------------------------------------------------------------------
                                                                   $  3,397,749
-------------------------------------------------------------------------------

Mexico -- 6.2%
-------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                             102,000     $    631,499
America Movil SA de CV                                   3,700           10,943
(Series 'A') America Movil SA de CV (Series 'L')     1,950,020        5,830,101
Axtel SA de CV (Series 'CPO')(a)                        77,100          183,839
Banco Compartamos SA de CV(a)                           68,600          297,344
Carso Global Telecom SA de CV (Series 'A1')(a)          63,800          291,869
Carso Infraestructura y Construccion SA(a)             254,200          253,724
Cemex SAB de CV (Series 'CPO')(a)                      819,200        2,218,300
Coca-Cola Femsa SA de CV (Series 'L')                   30,200          142,847
Consorcio ARA SA de CV                                  37,200           40,121
Controladora Comercial Mexicana SA de CV                40,400          100,811
Corporacion GEO SA de CV (Series 'B')(a)                38,300          122,826
Corporacion Interamericana de Entretenimiento
SA de CV (Class 'B' Shares)(a)                          18,100           43,493
Corporacion Moctezuma SA de CV                          27,500           58,964
Desarrolladora Homex SA de CV(a)                        16,300          149,559
Desc SA de CV (Series 'B')(a)                           28,400           28,819
Division DINE SA de CV(a)                               78,400           76,080
Embotelladoras Arca SA                                  16,000           53,234
Empresas ICA SA de CV(a)                               147,100          955,720
Fomento Economico Mexicano SA de CV (Series 'UBD')     199,500          719,068
Gruma SAB (Class 'B' Shares)                            18,300           49,233
Grupo Aeroportuario del Pacifico SA de CV (Class
'B' Shares)                                             41,500          178,806
Grupo Aeroportuario del Sureste SAB de CV (Class
'B' Shares)                                             28,800          156,054
Grupo Bimbo SA de CV (Series 'A')                       45,800          275,132
Grupo Carso SA de CV (Series 'A1')                     174,400          683,400
Grupo Cementos de Chihuahua SA de CV                     7,100           40,998
Grupo Elektra SA de CV                                   5,300          127,231
Grupo FAMSA SA (Series 'A')(a)                           7,500           25,300
Grupo Financiero Banorte SA de CV (Class
'O' Shares)                                            522,200        2,171,761
Grupo Financiero Inbursa SA de CV (Class
'O' Shares)                                            354,000          827,726
Grupo Iusacell SA de CV(a)                               6,533           78,189
Grupo Lamosa SA                                         47,773           98,016
Grupo Mexico SA de CV (Series 'B')                     132,900          779,940
Grupo Modelo SA de CV (Series 'C')                      54,800          252,216
Grupo Pochteca SA de CV (Class 'A' Shares)(a)            8,260              916
Grupo Televisa SA (Series 'CPO')                       154,500          690,094
Impulsora del Desarrollo y el Empleo en America
Latina SA de CV (Series 'B1')(a)                       295,800          360,857
Industrias CH SA (Series 'B')(a)                        25,700           99,591
Industrias Penoles SA de CV                              9,500          219,320
Kimberly-Clark de Mexico SA de CV                       52,100          211,140
Mexichem SA de CV                                       70,032          332,030
Organizacion Soriana SAB de CV (Class 'B' Shares)       30,500           79,772
Promotora y Operadora de Infraestructura
SA de CV(a)                                             77,700          228,355
SARE Holding SA de CV (Class 'B' Shares)(a)             24,800           30,827
Telefonos de Mexico SA de CV (Series 'A')                6,500           11,654
Telefonos de Mexico SA de CV (Series 'L')              568,400        1,027,509
TV Azteca SA de CV (Series 'CPO')                      153,000           85,548
Urbi Desarrollos Urbanos SA de CV(a)                    35,900          127,041
Vitro SA de CV (Series 'A')                             34,900           61,412
Wal-Mart de Mexico SA de CV (Series 'V')               269,000          969,571
-------------------------------------------------------------------------------
                                                                   $ 22,488,800
-------------------------------------------------------------------------------

Morocco -- 1.7%
-------------------------------------------------------------------------------
Attijariwafa Bank                                        1,810     $    773,983
Banque Centrale Populaire                                  260           82,976
Banque Marocaine du Commerce Exterieur (BMCE)            2,480          994,697
Banque Marocaine pour le Commerce et L'
Industrie (BMCI)                                           760          114,042
Centrale Laitiere                                           85           71,699
Ciments du Maroc                                           550          187,936
Credit Immobilier et Hotelier(a)                         1,440          120,807
Douja Promotion Groupe Addoha SA                         1,670          847,769
Holcim Maroc SA                                            450          161,678
Lafarge Ciments                                            310           85,745
Managem                                                    755           58,968
Maroc Telecom                                           51,820        1,146,341
ONA SA                                                   3,360          732,783
RISMA(a)                                                 1,900          104,372
Samir                                                    1,180          127,951
Societe des Brasseries du Maroc                            225           57,130
Societe Nationale d'Investissement                       1,145          285,407
SONASID (Societe Nationale de Siderurgie)                  340          141,627
Wafa Assurance                                             100           36,435
-------------------------------------------------------------------------------
                                                                   $  6,132,346
-------------------------------------------------------------------------------

Nigeria -- 1.0%
-------------------------------------------------------------------------------
Access Bank Nigeria Plc                                384,500     $     78,314
Afribank Nigeria Plc                                   357,860           78,994
African Petroleum Plc(a)                               214,492          473,472
Ashaka Cement Plc                                      190,166           80,920
Cadbury Nigeria Plc(a)                                  22,000            7,098
Dangote Sugar Refinery Plc                             465,860          161,371
First Bank of Nigeria Plc                              754,566          262,082
Guaranty Trust Bank Plc                                815,550          238,534
Guiness Nigeria Plc                                    147,075          159,830
Intercontinental Bank Plc                              805,300          280,113
Mobil Nigeria Plc                                        7,000           12,513
Nestle Foods Nigeria Plc                                21,800           51,361
Nigerian Breweries Plc                                 538,200          233,539
Oando Plc                                              117,500          139,671
Oceanic Bank International Plc                         510,200          116,954
PZ Cussons Nigeria Plc                                 174,000           38,409
Total Nigeria Plc                                        6,800           11,546
Transnational Corp. of Nigeria Plc(a)                  314,300            7,231
UAC of Nigeria Plc                                     300,000          136,291
Unilever Nigeria Plc(a)                                270,000           52,746
Union Bank of Nigeria Plc                              627,440          229,114
United Bank for Africa Plc                             438,293          184,382
West African Portland Cement                           464,033          275,776
Co., Plc Zenith Bank Ltd.                              838,275          328,022
-------------------------------------------------------------------------------
                                                                   $  3,638,283
-------------------------------------------------------------------------------

Oman -- 0.9%
-------------------------------------------------------------------------------
AES Barka SAOG                                           2,600     $     13,578
Al Jazeira Services Co.                                 66,200           67,937
Alliance Housing Bank                                   90,000           56,352
Bank Dhofar SAOG                                        49,920           84,627
Bank Muscat SAOG                                       112,645          601,117
Dhofar International Development & Investment
Holding Co.                                             27,600           50,195
National Bank of Oman Ltd.                              15,695          328,874
Oman Cables Industry SAOG                               33,600          261,886
Oman Cement Co., SAOG                                    5,810          101,543
Oman Flour Mills Co., Ltd. SAOG                         16,410          112,555
Oman International Bank SAOG                            13,341          121,003
Oman National Investment Corp. Holdings                  1,400           37,919
Oman Telecommunications Co.                            114,850          513,826
Ominvest                                                14,700           34,373
Raysut Cement Co., SAOG                                 67,700          356,047
Renaissance Holdings Co.                               142,430          444,965
Salalah Port Services Co.                                1,700           36,659
Shell Oman Marketing Co.                                11,900           54,105
-------------------------------------------------------------------------------
                                                                   $  3,277,561
-------------------------------------------------------------------------------

Pakistan -- 0.9%
-------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                             15,500     $     93,059
Allied Bank Ltd.                                        33,200           68,271
Arif Habib Bank Ltd.(a)                                  1,750              852
Arif Habib Securities Ltd.                              17,500           49,453
Askari Commercial Bank Ltd.                             21,000           33,557
Bank AL Habib Ltd.                                      21,000           25,732
Bank Alfalah Ltd.(a)                                    88,050           74,927
Bank of Punjab                                          13,200           19,599
D.G. Khan Cement Co., Ltd.                              14,800           22,081
EFU General Insurance Ltd.                              12,000           81,673
Engro Chemical Pakistan Ltd.                            22,500          104,893
Fauji Fertilizer Bin Qasim Ltd.                         58,000           40,142
Fauji Fertilizer Co., Ltd.                              27,500           55,101
Faysal Bank Ltd.                                        32,500           32,326
Hub Power Co., Ltd.                                    410,200          206,673
Indus Motor Co., Ltd.                                   24,000          109,549
Kot Addu Power Co., Ltd.                                84,000           67,994
Lucky Cement Ltd.                                       29,000           53,963
Muslim Commercial Bank Ltd.                             78,275          485,509
National Bank of Pakistan                               22,375           80,984
National Refinery Ltd.                                   4,920           29,676
NIB Bank Ltd.(a)                                        58,830           21,321
Nishat Chunian Ltd.                                     34,200           19,657
Nishat Mills Ltd.                                      111,500          177,303
Oil & Gas Development Co., Ltd.                         88,600          169,533
Packages Ltd.                                           10,000           58,833
Pak Suzuki Motor Co., Ltd.                              14,600           65,407
Pakistan Oil Fields Ltd.                                20,000          101,541
Pakistan Petroleum Ltd.                                 25,850          102,249
Pakistan State Oil Co., Ltd.                            16,900          118,261
Pakistan Telecommunication Co., Ltd.                   279,100          171,507
SUI Northern Gas Pipelines Ltd.                         85,500           91,800
SUI Southern Gas Co., Ltd.                             158,500           72,344
Telecard Ltd.(a)                                       181,000           29,187
Unilever Pakistan Ltd.                                   1,100           42,061
United Bank Ltd.                                        28,500           79,514
-------------------------------------------------------------------------------
                                                                   $  3,056,532
-------------------------------------------------------------------------------

Peru -- 1.5%
-------------------------------------------------------------------------------
Alicorp SA(a)                                          315,100     $    295,515
Austral Group SA(a)                                    297,650           61,921
Banco Continental                                        8,200           23,490
Cementos Lima SA                                         1,000           24,947
Cementos Pacasmayo SAA                                  21,300           35,957
Cia de Minas Buenaventura SA                               800           53,147
Cia de Minas Buenaventura SA (ADR)                      10,540          706,180
Cia Minera Atacocha SA                                   5,500           10,363
Cia Minera Atacocha SA (Class 'B' Shares)
(PFD Shares)                                            31,800           56,285
Cia Minera Milpo SA                                     58,251          108,268
Corporacion Aceros Arequipa SA                          16,999           26,088
Credicorp Ltd.                                          11,790          853,103
Edegel SA                                              488,900          250,098
Edelnor SA                                             108,248           83,062
Empresa Agroindustrial Casa Grande SA(a)                53,220          175,146
Energia del Sur SA                                      39,900          190,502
Ferreyros SA                                           159,988          329,006
Grana y Montero SA                                     135,047          258,373
Luz del Sur SAA                                         90,550          140,507
Minsur SA                                               54,600          117,309
Refineria la Pampilla SA                                 1,800           17,188
Sociedad Minera Cerro Verde SA                           4,890          114,817
Sociedad Minera el Brocal SA                             8,970           87,184
Southern Copper Corp.                                   11,650        1,093,152
Volcan Cia Minera SA (Class 'B' Shares)                134,959          294,565
-------------------------------------------------------------------------------
                                                                   $  5,406,173
-------------------------------------------------------------------------------

Philippines -- 2.4%
-------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                        3,911,000     $    651,735
Ayala Corp.                                             31,580          373,851
Ayala Land, Inc.                                     1,055,800          375,300
Banco De Oro                                           158,020          208,648
Bank of the Philippine Islands                         315,500          456,893
Belle Corp.(a)                                         675,000           17,114
China Banking Corp.                                      1,887           29,049
Filinvest Land, Inc.(a)                              3,449,000          100,144
First Gen Corp.                                         73,300           83,784
First Philippine Holdings Corp.                         70,100           90,083
Globe Telecom, Inc.                                      6,540          253,690
Holcim Philippines, Inc.                               692,000          118,765
International Container Terminal Services, Inc.        388,900          374,003
JG Summit Holding, Inc.                              2,411,900          589,801
Jollibee Foods Corp.                                   143,300          175,214
Manila Electric Co.                                    178,200          360,363
Megaworld Corp.                                      2,476,800          174,382
Metropolitan Bank & Trust Co.                          261,600          264,381
Petron Corp.                                         2,324,000          317,105
Philippine Long Distance Telephone Co.                  26,620        1,979,081
Philippine National Bank(a)                             60,500           58,421
San Miguel Corp. (Class 'B' Shares)                    649,500          896,560
Security Bank Corp.                                     32,200           54,105
SM Investments Corp.                                    53,938          409,401
SM Prime Holdings, Inc.                                893,799          219,373
Universal Robina Corp.                                 349,600          114,075
-------------------------------------------------------------------------------
                                                                   $  8,745,321
-------------------------------------------------------------------------------

Poland -- 3.2%
-------------------------------------------------------------------------------
Agora SA                                                13,800     $    270,201
Alchemia SA(a)                                          12,100           55,137
AmRest Holdings NV(a)                                    2,110          105,390
Apator SA                                                5,200           43,004
Bank Handlowy w Warszawie SA                             4,170          156,591
Bank Millennium SA                                      38,100          124,103
Bank Pekao SA                                           13,078        1,063,407
Bank Przemyslowo-Handlowy BPH                              995           39,225
Bank Zachodni WBK SA                                     3,200          249,470
Bioton SA(a)                                           460,100          207,474
BRE Bank SA(a)                                           1,003          154,962
Budimex SA(a)                                            4,100          146,366
Cersanit-Krasnystaw SA(a)                               18,250          224,485
Ciech SA                                                 1,850           76,155
Cinema City International NV(a)                          5,300           63,332
ComArch SA(a)                                              880           45,523
ComputerLand SA                                          2,460           37,011
Debica SA                                                2,520           94,227
Dom Development SA                                       4,150          146,315
Echo Investment SA(a)                                   31,000           83,831
Elektrobudowa SA                                         1,000           83,617
Farmacol SA(a)                                           4,040           52,655
Firma Chemiczna Dwory SA(a)                            103,850           49,704
Getin Holding SA(a)                                     38,950          197,601
Globe Trade Centre SA(a)                                15,890          240,822
Grupa Kety SA                                            1,090           56,567
Grupa Lotos SA                                           6,453          103,639
IDMSA.PL(a)                                             12,800           48,912
Impexmetal SA                                            5,750           15,041
ING Bank Slaski SA w Katowicach                            375           94,240
JW Construction Holding SA(a)                            3,690           59,560
KGHM Polska Miedz SA                                    14,180          538,787
Kredyt Bank SA                                           4,800           41,183
LPP SA(a)                                                  175          150,194
Mondi Packaging Paper Swiecie SA                           930           22,391
Mostostal Zabrze - Holding SA(a)                        26,460           81,991
Mostostal-Warszawa SA(a)                                 3,160           76,274
Multimedia Polska SA(a)                                 37,040          145,313
Netia SA(a)                                             85,915          145,009
NG2 SA                                                   3,810           76,243
Orbis SA                                                 8,060          189,568
PBG SA(a)                                                2,720          325,835
Pfleiderer Grajewo SA                                    3,400           58,085
Polimex Mostostal SA                                   116,450          360,717
Polish Oil & Gas                                       117,000          213,041
Polnord SA(a)                                            1,920           94,574
Polska Grupa Farmaceutyczna SA                           3,200          112,407
Polski Koncern Miesny Duda SA(a)                        21,100           54,473
Polski Koncern Naftowy Orlen SA(a)                      36,730          618,666
Powszechna Kasa Oszczednosci Bank Polski SA             58,940        1,099,542
Praterm SA(a)                                            2,079           43,470
Prokom Software SA                                       3,650          178,474
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)          5,800           89,622
Softbank SA                                              7,150          199,225
Telekomunikacja Polska SA                              196,420        1,874,949
TVN SA                                                  38,650          351,574
Zaklad Przetworstwa
Hutniczego Stalprodukt SA                                  530          165,334
Zaklady Azotowe Pulawy SA                                1,500           68,927
Zespol Elektrocieplowni Wroclawskich Kogeneracja
SA(a)                                                    1,810           43,429
-------------------------------------------------------------------------------
                                                                   $ 11,807,864
-------------------------------------------------------------------------------

Qatar -- 1.6%
-------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                 9,900     $    126,248
Commercial Bank of Qatar                                11,050          544,488
Doha Bank Ltd.                                          11,360          287,265
First Finance Co.                                       20,000          261,093
Industries Qatar                                        23,850        1,028,477
Masraf Al Rayan(a)                                      67,400          383,444
Qatar Electricity & Water Co.                            4,220          135,159
Qatar Fuel                                               5,770          230,057
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)              88,600          681,198
Qatar Insurance Co.                                      3,220          170,908
Qatar International Islamic Bank                         6,635          235,417
Qatar Islamic Bank                                      10,750          447,603
Qatar National Bank                                      7,284          447,609
Qatar National Navigation                                8,250          254,662
Qatar Real Estate Investment Co.                         2,300           34,076
Qatar Shipping Co.                                       8,760          168,529
Qatar Telecom QSC                                        5,525          398,982
United Development Co.                                   4,780           55,124
-------------------------------------------------------------------------------
                                                                   $  5,890,339
-------------------------------------------------------------------------------

Romania -- 0.7%
-------------------------------------------------------------------------------
Antibiotice SA                                         142,500     $    105,853
Banca Comerciala Carpatica Sibiu                        98,100           14,080
Banca Transilvania(a)                                1,636,076          470,987
Biofarm Bucuresti                                      820,962          158,637
BRD-Group Societe Generale                              95,640          736,179
Flamingo International SA(a)                           900,700          102,868
Impact SA(a)                                         1,430,750          193,500
Rompetrol Rafinare SA(a)                             2,930,500          102,836
SNP Petrom SA                                        2,035,500          320,169
Transelectrica SA                                       23,700          293,408
Turbomechanica SA                                      347,300           77,203
-------------------------------------------------------------------------------
                                                                   $  2,575,720
-------------------------------------------------------------------------------

Russia -- 5.8%
-------------------------------------------------------------------------------
Aeroflot-Russian                                        12,900     $     47,583
International Airlines AvtoVAZ                          96,500          171,268
Cherepovets MK Severstal                                 2,900           61,461
Cherepovets MK Severstal (GDR)(144A)                     7,750          166,385
Comstar United Telesystems (GDR)                        12,450          130,278
CTC Media, Inc.(a)                                       8,700          232,203
Evraz Group SA (GDR)(144A)                               2,650          193,397
Gazprom Neft                                             5,000           26,765
Gazprom Neft (ADR)                                       1,800           48,825
Golden Telecom, Inc. (ADR)(a)                              900           92,439
Irkutskenergo                                          166,200          160,909
JSC MMC Norilsk Nickel (ADR)                               900          221,210
JSC Scientific Production                              107,800           89,323
Corp. Irkut JSC Severstal-Avto                           3,600          174,745
KamAZ(a)                                                51,300          298,649
Lebedyansky                                              1,510          123,831
LUKOIL                                                     890           60,385
LUKOIL (ADR)                                            19,650        1,365,006
Mechel (ADR)                                             1,300          121,056
Mining & Metallurgical Co.                               2,280          553,889
Mobile TeleSystems                                      58,400          737,436
Mobile TeleSystems (ADR)                                 2,200          182,974
North-West Telecom                                      29,300           39,195
NovaTek OAO (GDR)(144A)                                  3,750          251,016
Novolipetsk Steel (GDR)(144A)                            4,436          165,125
OAO Gazprom                                             73,400          872,133
OAO Gazprom (ADR)                                       96,850        4,695,291
OAO Rosneft Oil Co.                                      6,700           46,891
OAO Rosneft Oil Co. (GDR)                               49,600          356,146
OAO TMK (GDR)(144A)                                      2,500           90,000
OGK-3(a)                                               531,000           67,390
OGK-5                                                  230,608           40,680
Pegas Nonwovens SA                                      11,200          431,953
Polyus Gold                                                800           40,453
Polyus Gold (ADR)                                        2,800          143,787
RAO Unified Energy System of Russia (GDR)(a)           451,500          448,948
RAO Unified Energy System of Russia (GDR)(144A)(a)       4,600          466,359
RAO Unified Energy System of Russia (PFD
Shares)(a)                                             163,649          142,478
RBC Information Systems(a)                              15,550          149,781
Rostelecom                                              11,000          124,209
Rostelecom (ADR)                                         1,900          129,447
Sberbank                                               819,300        2,944,118
Sberbank (PFD Shares)                                  104,450          223,035
Sibirtelecom                                           419,500           35,981
Sistema JSFC (GDR)                                       7,630          275,525
Slavneft-Megionneftegas(a)                               1,400           40,701
Surgutneftegaz                                         163,200          152,032
Surgutneftegaz (ADR)                                    11,972          575,210
Surgutneftegaz (PFD Shares)                            269,500          124,582
Tatneft                                                 10,900           54,724
Tatneft (GDR)(144A)                                      2,190          222,001
TGC-5 JSC                                            7,612,250            6,470
Transneft                                                   70          114,680
Uralsvyazinform                                      1,007,700           46,632
Vimpel-Communications (ADR)                             25,740          886,486
VolgaTelecom                                             8,400           36,975
VTB Bank OJSC (GDR)(144A)(a)                            74,150          599,701
Wimm-Bill-Dann Foods OJSC (ADR)                          2,665          309,140
X5 Retail Group NV (GDR)(a)                             12,200          395,770
-------------------------------------------------------------------------------
                                                                   $ 21,005,062
-------------------------------------------------------------------------------

South Africa -- 5.6%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                         14,950     $    204,568
Adcorp Holdings Ltd.                                     4,000           18,702
AECI Ltd.                                                6,330           54,750
African Bank Investments Ltd.                           58,214          218,907
African Oxygen Ltd. (AFROX)                              7,700           28,135
African Rainbow Minerals Ltd.                            4,800           97,412
Allan Gray Property Trust                               84,300           65,944
Allied Electronics Corp. Ltd.                           17,182           90,558
Allied Electronics Corp. Ltd. (PFD Shares)(a)           27,100          135,158
Allied Technologies Ltd.                                 2,700           19,263
Anglo Platinum Ltd.                                      4,050          586,447
AngloGold Ashanti Ltd.                                  10,640          446,377
ApexHi Properties Ltd. (Class 'B' Shares)               19,200           41,827
Argent Industrial Ltd.                                  10,100           21,096
Aspen Pharmacare Holdings Ltd.(a)                       40,950          175,486
Astral Foods Ltd.                                        2,800           44,313
Aveng Ltd.                                              60,650          426,647
AVI Ltd.                                                32,000           69,392
Barloworld Ltd.                                         32,620          388,612
Bell Equipment Ltd.                                     13,500           79,965
Bidvest Group Ltd.                                      58,130          804,620
Brait                                                   12,000           31,356
Business Connexion Group                                 9,500            6,350
DataTec Ltd.                                            17,900           68,167
Discovery Holdings Ltd.                                 22,345           71,666
Distribution & Warehousing Network Ltd.                 18,900           35,501
FirstRand Ltd.                                         264,450          599,123
Foschini Ltd.                                           18,200           97,296
Freeworld Coatings Ltd.(a)                              26,320           29,834
Gold Fields Ltd.                                        34,635          516,194
Grindrod Ltd.                                           36,200           97,253
Group Five Ltd.                                         12,660           77,713
Growthpoint Properties Ltd.                             60,400          113,853
Harmony Gold Mining Co., Ltd.(a)                        18,010          180,252
Hulamin Ltd.                                             1,940            4,304
Hyprop Investments Ltd.                                  6,200           33,134
Illovo Sugar Ltd.                                       27,600           88,109
Impala Platinum Holdings Ltd.                           42,820        1,623,739
Imperial Holdings Ltd.                                   9,980          103,273
Investec Ltd.                                            7,900           67,808
JD Group Ltd.                                           17,090           87,462
Johnnic Communications Ltd.                             17,250           95,399
JSE Ltd.                                                 4,200           39,096
Kumba Iron Ore Ltd.                                      5,560          214,254
Kumba Resources Ltd.                                     7,110          108,277
Lewis Group Ltd.                                         8,300           45,982
Liberty Group Ltd.                                       8,000           78,764
Massmart Holdings Ltd.                                  18,300          168,904
Medi-Clinic Corp. Ltd.                                  26,700           73,701
Metorex Ltd.(a)                                         12,300           31,607
Metropolitan Holdings Ltd.                              38,600           70,120
Mittal Steel South Africa Ltd.                          11,540          226,780
Mondi Ltd.                                               9,900           87,570
Mr. Price Group Ltd.                                    22,100           56,464
MTN Group Ltd.                                         182,240        2,902,215
Murray & Roberts Holdings Ltd.                          51,250          593,454
Mvelaphanda Group Ltd.                                  65,900           72,049
Mvelaphanda Resources Ltd.(a)                            5,700           34,532
Nampak Ltd.                                             32,738           78,447
Naspers Ltd. (Class 'N' Shares)                         36,292          676,473
Nedbank Group Ltd.                                      24,130          357,515
Netcare Ltd.                                           145,550          193,779
New Clicks Holdings Ltd.                                34,800           62,843
Northam Platinum Ltd.                                   14,400           85,636
Pick'n Pay Stores Ltd.                                  28,270          121,249
Pretoria Portland Cement Co., Ltd.                      51,833          264,373
PSG Group Ltd.                                           7,800           20,408
Raubex Group Ltd.                                       17,100           87,680
Remgro Ltd.                                             23,700          570,614
Reunert Ltd.                                            28,260          234,331
RMB Holdings Ltd.                                       44,600          158,333
SA Corporate Real Estate Fund                          132,900           60,579
Sanlam Ltd.                                             96,290          253,282
Santam Ltd.                                              5,583           67,971
Sappi Ltd.                                              10,180          111,634
Sasol Ltd.                                              28,420        1,363,390
Shoprite Holdings Ltd.                                  33,600          159,375
Spar Group Ltd.                                         14,500           98,001
Standard Bank Group Ltd.                                63,010          769,231
Steinhoff International Holdings Ltd.                  113,640          252,411
Sun International Ltd.                                   7,382          118,230
Super Group Ltd.                                        45,100           50,520
Sycom Property Fund                                     18,600           45,483
Telkom South Africa Ltd.                                24,250          462,828
Tiger Brands Ltd.                                       12,400          253,264
Tongaat-Hulett                                           4,439           44,339
Trencor Ltd.                                             6,600           22,418
Truworths International Ltd.                            33,000          116,854
Wilson Bayly Holmes-Ovcon Ltd.                           8,100          131,723
Woolworths Holdings Ltd.                                85,409          136,636
-------------------------------------------------------------------------------
                                                                   $ 20,279,584
-------------------------------------------------------------------------------

South Korea -- 5.8%
-------------------------------------------------------------------------------
Amorepacific Corp.                                         138     $     91,249
Asiana Airlines, Inc.                                    7,700           55,984
Cheil Communications, Inc.                                 190           46,938
Cheil Industries, Inc.                                   2,250           90,821
CJ CheilJedang Corp.(a)                                    596          181,850
CJ Corp.                                                   504           37,713
Daegu Bank                                               7,550          110,257
Daelim Industrial Co., Ltd.                                770          106,511
Daewoo Engineering & Construction Co., Ltd.              6,611          119,296
Daewoo International Corp.                                 840           32,738
Daewoo Motor Sales Corp.                                 1,870           62,510
Daewoo Securities Co., Ltd.                              4,460          112,191
Daewoo Shipbuilding & Marine Engineering Co., Ltd.       2,430           76,920
Daishin Securities Co., Ltd.                             2,920           74,542
Daum Communications Corp.(a)                               590           40,622
DC Chemical Co., Ltd.                                      560          135,811
Dong-A Pharmaceutical Co., Ltd.                            510           53,855
Dongbu Insurance Co., Ltd.                               1,640           66,473
Dongkuk Steel Mill Co., Ltd.                             1,680           68,777
Doosan Construction & Engineering Co., Ltd.(a)           1,700           21,043
Doosan Corp.(a)                                            560           78,136
Doosan Heavy Industries & Construction Co., Ltd.         1,370          135,711
Doosan Infracore Co., Ltd.                               2,650           61,092
GS Engineering & Construction Corp.                      1,190          144,767
GS Holdings Corp.                                        2,200           94,606
Hana Financial Group, Inc.                               6,450          316,622
Hana Tour Service, Inc.                                    390           28,897
Hanarotelecom, Inc.(a)                                  10,500          125,511
Hanil Cement Co., Ltd.                                     270           28,641
Hanjin Heavy Industries & Construction Co.,
Ltd.(a)                                                  1,994           87,247
Hanjin Heavy Industries & Construction Holdings
Co., Ltd.                                                  275            7,957
Hanjin Shipping Co., Ltd.                                5,030          176,140
Hanjin Transportation Co., Ltd.                            600           20,985
Hankook Tire Co., Ltd.                                   5,540           94,728
Hanmi Pharm Co., Ltd.                                      168           26,256
Hansol Paper Co., Ltd.(a)                                1,700           21,792
Hanwha Chemical Corp.                                    2,700           42,130
Hanwha Corp.                                             2,790          144,758
Hanwha Securities Co., Ltd.                              1,300           17,225
Hite Brewery Co., Ltd.                                     375           49,839
Honam Petrochemical Corp.                                  570           53,866
Hotel Shilla Co., Ltd.                                   1,500           42,726
Hynix Semiconductor, Inc.(a)                            10,140          283,932
Hyosung Corp.                                              880           50,269
Hyundai Autonet Co., Ltd.                                4,900           30,097
Hyundai Department Store Co., Ltd.                         915           88,087
Hyundai Development Co.                                  1,550          110,741
Hyundai Engineering & Construction Co., Ltd.(a)          1,450          108,825
Hyundai Heavy Industries Co., Ltd.                       1,105          371,769
Hyundai Marine & Fire Insurance Co., Ltd.                2,000           44,416
Hyundai Merchant Marine Co., Ltd.                        3,820          142,282
Hyundai Mipo Dockyard Co., Ltd.                            325           61,736
Hyundai Mobis                                            2,850          236,549
Hyundai Motor Co.                                        6,740          530,862
Hyundai Motor Co. (PFD Shares)                           2,300           77,350
Hyundai Securities Co., Ltd.                             4,070           71,047
Hyundai Steel Co.                                        2,980          205,316
Industrial Bank of Korea                                 5,380           99,005
Kangwon Land, Inc.                                       4,340          101,552
KCC Corp.                                                  245           96,128
Kia Motors Corp.(a)                                      7,390           81,846
Kookmin Bank                                            12,600          828,777
Korea Electric Power Corp.                              15,620          628,681
Korea Exchange Bank                                      2,680           38,993
Korea Express Co., Ltd.(a)                                 730           75,501
Korea Gas Corp.                                          2,880          237,281
Korea Investment Holdings Co., Ltd.                      1,590           84,086
Korea Kumho Petrochemical Co., Ltd.                        550           23,179
Korea Line Corp.                                           170           25,118
Korea Zinc Co., Ltd.                                       330           38,238
Korean Air Lines Co., Ltd.                               3,642          263,874
Korean Reinsurance Co.                                   2,650           30,988
KT Corp.                                                12,400          664,862
KT Corp. (ADR)                                           7,675          203,771
KT Freetel Co., Ltd.                                     5,690          172,898
KT&G Corp.                                               5,685          489,076
KTBNetwork Co., Ltd.(a)                                  2,700           27,237
Kumho Industrial Co., Ltd.                                 600           21,866
LG Chem Ltd.                                             2,367          198,261
LG Corp.                                                 2,320          134,540
LG Dacom Corp.                                           4,150           83,956
LG Electronics, Inc.                                     3,870          375,618
LG Electronics, Inc. (PFD Shares)                          730           32,848
LG Fashion Corp.                                         1,310           39,198
LG Household & Health Care Ltd.                            580          103,712
LG International Corp.                                   1,620           26,569
LG Telecom Ltd.(a)                                      14,265          128,369
LG. Philips LCD Co., Ltd.                                2,470          106,545
LIG Non-Life Insurance Co., Ltd.                         1,700           36,129
Lotte Chilsung Beverage Co., Ltd.                           37           42,902
Lotte Confectionery Co., Ltd.                               28           44,678
Lotte Shopping Co., Ltd.                                   415          145,873
LS Cable Ltd.                                              400           30,797
LS Industrial Systems Co., Ltd.                            640           34,496
Macquarie Korea Infrastructure Fund                     12,860           94,159
MegaStudy Co., Ltd.                                        200           64,097
Meritz Fire & Marine                                     3,920           39,696
Insurance Co., Ltd. NCsoft Corp.(a)                        420           20,136
NHN Corp.(a)                                             1,345          289,256
Nong Shim Co., Ltd.                                         80           16,303
ORION Corp.                                                110           27,249
Pacific Corp.                                              189           25,765
Poongsan Corp.                                             390            6,870
POSCO                                                    2,837        1,543,980
Pusan Bank                                               5,500           75,567
S-Oil Corp.                                              1,445          101,074
Samchully Co., Ltd.                                        160           34,197
Samsung Corp.                                            4,150          219,628
Samsung Electro-Mechanics Co., Ltd.                      2,450          116,099
Samsung Electronics Co., Ltd.                            3,411        2,173,140
Samsung Electronics Co., Ltd. (PFD Shares)                 688          315,037
Samsung Engineering Co., Ltd.(a)                         1,220          118,625
Samsung Fine Chemicals Co., Ltd.                           850           43,746
Samsung Fire & Marine Insurance Co., Ltd.                1,775          354,691
Samsung Heavy Industries Co., Ltd.                       5,710          155,476
Samsung SDI Co., Ltd.                                      830           62,046
Samsung Securities Co., Ltd.                             1,640          113,760
Samsung Techwin Co., Ltd.                                1,050           51,735
Seoul Securities Co., Ltd.                              20,720           34,047
Seoul Semiconductor Co., Ltd.                            1,520           22,979
Shinhan Financial Group Co., Ltd.                       14,020          750,488
Shinsegae Co., Ltd.                                        522          340,834
SK Chemicals Co., Ltd.                                     610           31,794
SK Energy Co., Ltd.                                      2,799          343,295
SK Holdings Co., Ltd.                                    1,365          206,428
SK Networks Co., Ltd.(a)                                 1,870           34,797
SK Securities Co., Ltd.                                 11,500           39,514
SK Telecom Co., Ltd.                                     2,915          663,989
SK Telecom Co., Ltd. (ADR)                               2,550           63,317
SKC Co., Ltd.                                            1,250           25,983
SODIFF Advanced Materials Co., Ltd.                        500           28,243
Ssangyong Cement Industrial Co., Ltd.(a)                 1,800           27,158
STX Corp.                                                  390           21,293
STX Pan Ocean Co., Ltd.                                 55,000           97,081
STX Shipbuilding Co., Ltd.                               1,570           51,588
Taekwang Industrial Co., Ltd.                               30           32,910
Taihan Electric Wire Co., Ltd.                             660           26,827
Tong Yang Investment Bank                                2,000           36,470
Woongjin Coway Co., Ltd.                                 1,450           48,949
Woori Finance Holdings Co., Ltd.                         5,480          100,163
Woori Investment & Securities Co., Ltd.                  3,500           77,755
Yuhan Corp.                                                511          102,830
-------------------------------------------------------------------------------
                                                                   $ 20,867,523
-------------------------------------------------------------------------------

Taiwan -- 6.5%
-------------------------------------------------------------------------------
Acer, Inc.                                              85,870     $    134,707
Advanced Semiconductor Engineering, Inc.               179,456          157,160
Advantech Co., Ltd.                                      7,350           15,167
Altek Corp.                                             22,910           28,255
AmTRAN Technology Co., Ltd.                             58,000           41,345
ASE Test Ltd.(a)                                       216,000           37,924
Asia Cement Corp.                                       91,320          131,635
Asia Optical Co., Inc.                                  30,299           71,042
Asustek Computer, Inc.                                 129,548          337,855
AU Optronics Corp.                                     255,698          426,883
Capital Securities Corp.                               130,050           73,900
Catcher Technology Co., Ltd.                            17,700           52,637
Cathay Financial Holding Co., Ltd.                     305,348          730,543
Cathay Real Estate Development Co., Ltd.                71,000           44,438
Chang Hwa Commercial Bank                              190,000          105,321
Cheng Loong Corp.                                       78,000           25,536
Cheng Shin Rubber Industry Co., Ltd.                   110,270          153,690
Cheng Uei Precision Industry Co., Ltd.                  19,950           36,693
Chi Mei Optoelectronics Corp.                          205,169          241,906
Chicony Electronics Co., Ltd.                           36,000           49,206
China Airlines                                         237,640          116,155
China Development Financial Holding Corp.              495,343          191,098
China Life Insurance Co., Ltd.(a)                       90,000           58,510
China Manmade Fibers Corp.(a)                          103,000           32,285
China Motor Corp.                                       63,315           44,689
China Petrochemical Development Corp.(a)               130,000           49,546
China Steel Corp.                                      379,900          537,409
Chinatrust Financial Holding Co., Ltd.(a)              429,560          346,108
Chong Hong Construction Co., Ltd.                       32,000           78,928
Chung Hung Steel Corp.                                  60,000           32,587
Chunghwa Picture Tubes Ltd.(a)                         356,000          105,506
Chunghwa Telecom Co., Ltd.                             487,280        1,037,167
Clevo Co.                                               43,000           53,282
CMC Magnetics Corp.(a)                                 105,000           29,999
Compal Communications, Inc.                             12,600           25,300
Compal Electronics, Inc.                               126,630          109,022
Coretronic Corp.                                        61,280           62,472
D-Link Corp.(b)                                         31,620           38,982
Delta Electronics, Inc.                                 64,850          166,059
Dynapack International Technology Corp.                 21,000           56,325
E.Sun Financial Holding Co., Ltd.(a)                   199,000          105,460
Elan Microelectronics Corp.                             30,000           38,893
Epistar Corp.                                           24,230           58,057
Eternal Chemical Co., Ltd.                              30,240           30,215
EVA Airways Corp.(a)                                   367,000          181,572
Evergreen International Storage & Transport Corp.       79,000           43,892
Evergreen Marine Corp.                                 273,050          204,055
Everlight Electronics Co., Ltd.                         23,179           67,134
Far Eastern Department Stores Ltd.                     130,000          182,942
Far Eastern International Bank(a)                       83,000           25,877
Far Eastern Textile Ltd.                               116,390          161,466
Far EasTone Telecommunications Co., Ltd.               370,000          457,239
Faraday Technology Corp.                                29,000           45,249
Farglory Land Development Co., Ltd.                     20,000           55,048
Federal Corp.                                           75,000           40,014
Feng Hsin Iron & Steel Co., Ltd.                         9,000           14,019
Firich Enterprises Co., Ltd.                             5,000           28,046
First Financial Holding Co., Ltd.                      264,600          217,878
First Steamship Co., Ltd.(a)                            27,000           43,380
Formosa Chemicals & Fibre Corp.                        145,000          301,711
Formosa International Hotels Corp.                       2,000           22,014
Formosa Petrochemical Corp.                             87,000          204,301
Formosa Plastics Corp.                                 207,000          474,605
Formosa Taffeta Co., Ltd.                              169,000          150,746
Formosan Rubber Group, Inc.                            108,000           67,700
Foxconn Technology Co., Ltd.                            20,800          119,302
Fubon Financial Holding Co., Ltd.                      298,000          302,584
Fuhwa Financial Holdings Co., Ltd.(a)                  419,225          321,225
GigaMedia Ltd.(a)                                        2,300           40,135
Goldsun Development & Construction Co., Ltd.           141,000           70,614
Great Wall Enterprise Co., Ltd.                         83,000           83,874
Greatek Electronics, Inc.                               48,000           51,841
HannStar Display Corp.(a)                              193,768           72,796
High Tech Computer Corp.                                19,600          369,534
Highwealth Construction Corp.                           58,000           52,260
Himax Technologies, Inc. (ADR)                          13,900           68,527
Hon Hai Precision Industry Co., Ltd.                   187,920        1,008,817
Hotai Motor Co., Ltd.                                   61,000          168,342
Hua Nan Financial Holdings Co., Ltd.                   178,000          130,595
Innolux Display Corp.                                   70,000          150,265
Inotera Memories, Inc.                                  71,000           59,383
Inventec Appliances Corp.                               23,100           41,243
Inventec Co., Ltd.                                      58,800           31,055
Johnson Health Tech Co., Ltd.                            9,600           15,262
KGI Securities Co., Ltd.                               129,000           66,028
King Yuan Electronics Co., Ltd.                         38,496           16,340
Kinsus Interconnect Technology Corp.                    15,000           35,503
Largan Precision Co., Ltd.                              13,260          122,388
Lien Hwa Industrial Corp.                              104,000           59,601
Lite-On Technology Corp.                                69,092          102,922
Macronix International Co., Ltd.                        90,564           36,137
Masterlink Securities Corp.                            110,000           43,128
MediaTek, Inc.                                          35,355          352,232
Mega Financial Holding Co., Ltd.                       424,000          279,267
Merida Industry Co., Ltd.                               33,000           53,151
Merry Electronics Co., Ltd.                             30,000           69,040
Micro-Star International Co., Ltd.                      46,000           33,992
Mitac International Corp.                               33,455           24,727
Mosel Vitelic, Inc.                                     53,560           31,472
Motech Industries, Inc.                                  8,637           51,571
Nan Kang Rubber Tire Co., Ltd.                          93,000          130,845
Nan Ya Plastics Corp.                                  294,270          590,475
Nan Ya Printed Circuit Board Corp.                       8,211           39,217
Nanya Technology Corp.                                 159,467           88,675
Novatek Microelectronics Corp. Ltd.                     21,199           73,586
Oriental Union Chemical Corp.                           65,000           52,304
Pan-International Industrial Co., Ltd.                  27,000           38,287
Phoenix Precision Technology Corp.                      26,128           14,934
PixArt Imaging, Inc.                                     5,500           30,923
Polaris Securities Co., Ltd.                            97,404           48,214
Pou Chen Corp.                                         306,072          230,931
Powerchip Semiconductor Corp.                          290,805          120,227
Powertech Technology, Inc.                              13,800           40,354
President Chain Store Corp.                             84,000          239,252
ProMOS Technologies, Inc.                              285,000           71,010
Qisda Corp.(a)                                          61,200           47,887
Quanta Computer, Inc.                                  101,481          119,719
Realtek Semiconductor Corp.                             25,025           76,530
RichTek Technology Corp.                                 9,300           64,172
Ritek Corp.(a)                                         252,000           52,086
Ruentex Development Co., Ltd.                           71,000           64,684
Ruentex Industries Ltd.                                100,000           81,334
Sanyang Industrial Co., Ltd.                           126,000           73,590
Shih Wei Navigation Co., Ltd.                           38,000           55,785
Shin Kong Financial Holding Co., Ltd.                  168,375          116,618
Shinkong Synthetic Fibers Corp.(a)                     197,000           62,955
Silicon Motion Technology Corp. (ADR)(a)                 3,600           55,440
Siliconware Precision                                  110,558          172,700
Industries Co. Simplo Technology Co., Ltd.              12,000           48,262
Sincere Navigation                                      56,000          100,191
Sino-American Silicon Products, Inc.                     6,299           31,909
SinoPac Financial Holdings Co., Ltd.                   461,000          179,756
Solar Applied Materials Technology Corp.                14,000           43,822
Sunplus Technology Co., Ltd.                            14,695           15,856
Synnex Technology International Corp.                   37,750           77,445
TA Chen Stainless Pipe Co., Ltd.                        53,000           62,888
Ta Chong Bank Ltd.(a)                                  161,000           48,458
Tainan Spinning Co., Ltd.                              220,000          107,865
Taishin Financial Holdings Co., Ltd.(a)                234,000           93,849
Taiwan Business Bank(a)                                106,000           32,134
Taiwan Cement Corp.                                    156,430          203,311
Taiwan Cooperative Bank                                174,200          131,735
Taiwan Fertilizer Co., Ltd.                             51,000          165,486
Taiwan Glass Industrial Corp.                           36,168           35,424
Taiwan Kolin Co., Ltd.(a)                              177,000           62,395
Taiwan Mobile Co., Ltd.                                615,000          889,120
Taiwan Semiconductor Manufacturing Co., Ltd.           944,979       1 ,770,666
Taiwan Tea Corp.(a)                                    148,000           72,708
Tatung Co., Ltd.(a)                                    226,000          112,468
Teco Electric & Machinery Co., Ltd.                     63,000           29,016
Transcend Information, Inc.                             18,000           45,057
Tripod Technology Corp.                                 12,540           37,146
Tsann Kuen Enterprise Co., Ltd.(a)                      44,000           55,201
TSRC Corp.                                              22,000           25,034
Tung Ho Steel Enterprise Corp.                          38,000           54,941
U-Ming Marine Transport Corp.                           79,000          185,700
Uni-President Enterprises Corp.                        466,380          576,097
Unimicron Technology Corp.                              29,580           38,010
United Microelectronics Corp.                          688,331          371,330
Vanguard International Semiconductor Corp.              81,000           50,461
Via Technologies, Inc.(a)                               40,000           20,332
Wafer Works Corp.                                       11,000           36,362
Walsin Lihwa Corp.                                     227,000           96,534
Wan Hai Lines Ltd.                                     205,000          148,090
Waterland Financial Holdings                           156,000           56,210
Winbond Electronics Corp.                              106,000           29,234
Wintek Corp.                                            29,000           24,478
Wistron Corp.                                           58,677           89,542
WPG Holdings Co., Ltd.                                  53,000           47,429
Yageo Corp.                                            230,000           64,294
Yang Ming Marine Transport                             125,503           80,249
Yieh Phui Enterprise                                    96,820           34,511
Yuen Foong Yu Paper Manufacturing Co., Ltd.             24,240            9,068
Yulon Motor Co., Ltd.                                  119,893          136,709
Zinwell Corp.                                           38,000           94,421
Zyxel Communications Corp.                              29,000           27,710
-------------------------------------------------------------------------------
                                                                   $ 23,425,586
-------------------------------------------------------------------------------

Thailand -- 3.1%
-------------------------------------------------------------------------------
Advance Agro Pcl(a)                                     21,000     $     24,489
Advanced Info Service Pcl(c)                           214,400          656,930
Airports of Thailand Pcl(c)                             81,500          133,303
Amata Corp. Pcl(c)                                      75,000           32,031
Asian Property Development Pcl(c)                      379,500           60,348
Bangkok Bank Pcl(c)                                      4,300           16,031
Bangkok Bank Pcl                                       185,000          667,119
Bangkok Dusit Medical Services Pcl                     192,400          166,088
Bangkok Expressway Pcl(c)                              127,000           81,935
Bangkok Land Pcl(a)                                    800,000           17,204
Bank of Ayudhya Pcl(c)                                  13,600            9,817
Bank of Ayudhya Pcl                                    482,300          346,339
BankThai Pcl(a)                                        290,400           11,083
Banpu Pcl                                                4,400           58,419
Banpu Pcl(c)                                            22,700          308,708
BEC World Pcl(c)                                       211,300          157,443
Big C Supercenter Pcl(c)                                16,200           21,468
Big C Supercenter Pcl                                   26,700           35,434
Bumrungrad Hospital Pcl(c)                             153,500          170,866
Cal-Comp Electronics (Thailand) Pcl(c)                 613,900          111,567
Central Pattana Pcl(c)                                 119,600           70,641
Ch. Karnchang Pcl(c)                                   267,200           61,104
Charoen Pokphand Foods Pcl(c)                        1,449,900          188,841
CP Seven Eleven Pcl(c)                                 641,400          209,817
Delta Electronics (Thailand) Pcl(c)                    187,100          122,410
Electricity Generating Pcl(c)                            5,100           14,984
Electricity Generating Pcl                              58,600          176,516
Glow Energy Pcl                                        125,100          125,043
Hana Microelectronics Pcl(c)                           323,000          185,885
ICC International Pcl(c)                                 8,400           10,686
IRPC Pcl(c)                                          1,040,200          163,836
Italian-Thai Development Pcl(a)(c)                   1,505,200          369,699
Kasikornbank Pcl(c)                                      6,000           15,716
Kasikornbank Pcl                                       217,300          552,437
Kiatnakin Bank Pcl(c)                                   49,400           43,392
Krung Thai Bank Pcl(c)                                 400,500          113,811
Land & Houses Pcl                                    1,350,700          290,490
Loxley Pcl(c)                                        1,072,600           82,520
Major Cineplex Group Pcl(c)                            182,300           93,869
Minor International Pcl(c)                             376,700          174,572
Phatra Securities Pcl                                   26,600           26,588
Precious Shipping Pcl(c)                               139,300          112,866
PTT Aromatics & Refining Pcl(a)                        132,652          152,681
PTT Chemical Pcl(c)                                     26,100           77,079
PTT Exploration & Production Pcl(c)                    134,800          600,200
PTT Pcl(c)                                             121,060        1,180,715
Quality House Pcl(c)                                   775,300           47,906
Ratchaburi Electricity Generating Holding Pcl(c)       139,700          183,008
Regional Container Line Pcl(c)                          50,000           37,862
Robinson Department Store Pcl                          130,000           42,920
Samart Corp. Pcl                                       366,600           81,060
Shin Satellite Pcl(a)(c)                               165,700           43,916
Siam Cement Pcl(c)                                       1,800           11,635
Siam Cement Pcl                                         93,800          589,861
Siam City Bank Pcl(c)                                  159,500           68,552
Siam City Cement Pcl(c)                                 17,690          128,596
Siam Commercial Bank Pcl(c)                            182,200          426,320
Siam Makro Pcl(c)                                       35,000           99,652
Sino Thai Engineering & Construction Pcl(a)(c)         524,500           85,788
Thai Airways International Pcl(c)                      117,400          119,125
Thai Beverage Pcl                                    1,101,000          187,466
Thai Oil Pcl(c)                                         93,700          224,920
Thai Union Frozen Products Pcl(c)                      138,100           83,659
Thanachart Capital Pcl(c)                               83,000           33,813
Thoresen Thai Agencies Pcl(c)                          123,600          146,006
TISCO Bank Pcl                                          50,000           43,157
TMB Bank Pcl(a)(c)                                   1,275,900           47,148
Total Access Communication Pcl(a)                      123,400          148,873
True Corp. Pcl(a)(c)                                   465,100           77,481
-------------------------------------------------------------------------------
                                                                   $ 11,261,744
-------------------------------------------------------------------------------

Turkey -- 3.0%
-------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve                            8,051     $     57,730
Ticaret AS Adana Cimento Sanayii TAS                    14,931           74,157
Akbank TAS                                             117,450          695,936
Akcansa Cimento AS                                      16,400           84,927
Akenerji Elektrik Uretim AS(a)                           6,800           57,371
Aksigorta AS                                            18,200           76,529
Alarko Holding AS                                       16,511           38,930
Anadolu Anonim Turk Sigorta Sirketi                     19,250           23,245
Anadolu Cam Sanayii AS                                   5,842           14,208
Anadolu Efes Biracilik ve Malt Sanayii AS               36,639          367,101
Arcelik AS                                              18,900          109,654
Aselsan Elektronik Sanayi ve Ticaret AS                    580           10,059
Aygaz AS                                                22,574           77,081
BIM Birlesik Magazalar AS                                3,410          286,319
Bursa Cimento Fabrikasi AS                               5,300           45,291
Cimsa Cimento Sanayi ve Ticaret AS                       6,800           39,922
Dogan Sirketler Grubu Holding AS(a)                    172,224          236,507
Dogan Yayin Holding AS(a)                               38,116          116,778
Dogus Otomotiv Servis ve Ticaret AS                      6,500           34,480
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                  7,900           27,255
Enka Insaat ve Sanayi AS                                50,200          719,507
Eregli Demir ve Celik Fabrikalari TAS                   96,316          609,255
Ford Otomotiv Sanayi AS                                 16,500          171,122
Haci Omer Sabanci Holding AS                            62,650          267,517
Hurriyet Gazetecilik ve Matbaacilik AS(a)               39,505          107,292
Ihlas Holding AS(a)                                    132,800           91,006
Is Gayrimenkul Yatirim Ortakligi AS                     19,365           23,925
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class 'D' Shares)(a)                                  123,300          105,642
KOC Holding AS(a)                                      133,472          529,565
Koza Davetiyeleri                                       11,000           77,600
Mardin Cimento Sanayii ve Ticaret AS                     2,000            9,715
Migros Turk TAS                                         16,220          261,918
Net Holding AS(a)                                       60,500           44,026
Petkim Petrokimya Holding AS(a)                         18,100          101,628
Petrol Ofisi AS                                         28,096          119,965
Sekerbank TAS(a)                                        22,300           70,162
Tofas Turk Otomobil Fabrikasi AS                        21,400           98,823
Trakya CAM Sanayii AS                                   49,640           96,551
Tupras-Turkiye Petrol Rafinerileri AS                   27,670          710,754
Turcas Petrolculuk AS                                    8,700           63,840
Turk Ekonomi Bankasi AS                                 22,900           44,351
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)          28,100          171,203
Turk Sise ve Cam Fabrikalari AS                         91,344          131,508
Turk Traktor ve Ziraat Makineleri AS                     4,100           40,707
Turkcell Iletisim Hizmetleri AS                        173,100        1,571,184
Turkiye Garanti Bankasi AS                             167,700        1,085,542
Turkiye Is Bankasi                                     127,049          643,660
Turkiye Sinai Kalkinma                                  34,033           40,263
Bankasi AS(a) Ulker Gida Sanayi ve Ticaret AS           25,959           85,952
Vestel Elektronik Sanayi va Ticaret AS(a)               12,500           20,554
Yapi ve Kredi Bankasi AS(a)                             99,092          267,322
Yazicilar Holding AS                                    10,800           75,676
-------------------------------------------------------------------------------
                                                                   $ 10,931,215
-------------------------------------------------------------------------------

United Arab Emirates -- 0.9%
-------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                148,900     $    181,118
Arabtec Holding Co.                                     94,250          291,100
Aramex (PJSC)(a)                                       414,200          322,713
Dubai Financial Market(a)                              183,000          288,126
Dubai Investments (PJSC)                               178,370          276,179
Dubai Islamic Bank                                     127,080          387,418
Emaar Properties (PJSC)                                231,200          770,466
National Central Cooling Co. (Tabreed)                 458,464          423,320
Union Properties                                       239,800          298,277
-------------------------------------------------------------------------------
                                                                   $  3,238,717
-------------------------------------------------------------------------------
Total Common Stocks (cost $330,221,260)                            $352,309,532
-------------------------------------------------------------------------------

INVESTMENT FUNDS(A) -- 1.6%
-------------------------------------------------------------------------------
Saudi Arabia Investment Fund Ltd.                       49,447     $  3,115,161
Vietnam Enterprise Investments Ltd.                    570,565        2,795,768
-------------------------------------------------------------------------------

Total Investment Funds (cost $5,540,718)                           $  5,910,929
-------------------------------------------------------------------------------

RIGHTS(A) -- 0.0%
-------------------------------------------------------------------------------
Banco Bradesco SA                                          576     $      1,104
Barwa Real Estate Co.                                    2,475           11,156
Kumho Industrial Co., Ltd.                                  74                0
Wing Fat Printing Co., Ltd.(b)                             360                0
Zenith Bank Ltd.                                       100,953            6,162
-------------------------------------------------------------------------------

Total Rights (cost $0)                                             $     18,422
-------------------------------------------------------------------------------

WARRANTS(A) -- 0.0%
-------------------------------------------------------------------------------
Gazit Globe Ltd. Call Warrant (Gazit Globe (1982)
Ltd. (Israel)), expiring 6/3/08, strike ILS          4,761 625     $        106
-------------------------------------------------------------------------------

Total Warrants (cost $0)                                           $        106
-------------------------------------------------------------------------------
Total Long-Term Investments - 98.9%
  (cost $335,761,978)                                              $358,238,989
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  -- 0.5%
-------------------------------------------------------------------------------
                                                    PRINCIPAL
SECURITY                                           AMOUNT (000)       VALUE
-------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase
Agreement, dated 1/31/08, 2.65%, due 2/1/08(d)      $    1,616     $  1,616,000
-------------------------------------------------------------------------------
Total Repurchase Agreements - 0.5%
  (cost $1,616,000)                                                $  1,616,000
-------------------------------------------------------------------------------
Total Investments - 99.4%
  (cost $337,377,978)                                              $359,854,989
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                              $  2,249,729
-------------------------------------------------------------------------------

Net Assets - 100%                                                  $362,104,718
-------------------------------------------------------------------------------

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $2,825,610 or 0.8% of the Fund's net assets.
(ADR) - American Depositary Receipt
(GDR) - Global Depository Receipt
(PFD Shares) - Preferred Shares
(a)     Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the
(c) direction of the Trustees. Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Repurchase price of $1,616,119 Collateralized by $1,630,000 Federal Home Loan Mortgage Corporation 4.15% due 1/29/2013. The aggregate market value, including accrued interest, of the collateral was $1,650,375.

Currency Concentration of Portfolio as of January 31, 2008

                          PERCENTAGE
CURRENCY                OF NET ASSETS             VALUE
United States Dollar        12.4%             $ 44,807,454
New Taiwan Dollar            6.4%               23,261,484
Mexican Peso                 6.2%               22,488,800
Brazilian Real               6.0%               21,804,360
Indian Rupee                 6.0%               21,628,238
South Korean Won             5.7%               20,503,355
South African Rand           5.6%               20,279,584
Hong Kong Dollar             5.1%               18,501,405
Indonesian Rupiah            3.4%               12,287,432
Chilean Peso                 3.4%               12,110,632
Polish Zloty                 3.3%               11,807,864
Malaysian Ringgit            3.2%               11,619,878
Czech Koruna                 3.1%               11,367,531
New Turkish Lira             3.0%               10,931,215
Thailand Baht                3.0%               10,925,405
Hungarian Forint             2.9%               10,488,599
Philippine Peso              2.4%                8,745,321
Israeli Shekel               2.0%                7,077,954
Moroccan Dirham              1.7%                6,132,346
Qatari Rial                  1.6%                5,901,494
Egyptian Pound               1.6%                5,738,185
Other Currencies            11.4%               41,446,453
                            ------------------------------
                            99.4%             $359,854,989
                            ==============================

         THE COST AND UNREALIZED APPRECIATION (DEPRECIATION) IN VALUE OF THE INVESTMENTS OWNED AT JANUARY 31, 2008, AS COMPUTED ON A FEDERAL INCOME TAX BASIS, WERE AS FOLLOWS:

    AGGREGATE COST                                              $338,661,178
    ------------------------------------------------------------------------

    Gross unrealized appreciation                               $ 44,916,918
    Gross unrealized depreciation                                (23,723,107)
    ------------------------------------------------------------------------

    NET UNREALIZED APPRECIATION                                 $ 21,193,811
    ------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------

By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: March 15, 2008
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: March 15, 2008
      --------------

By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer

Date: March 15, 2008
      --------------